UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4526

Name of Registrant: Vanguard Quantitative Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2008– March 31, 2009

Item 1: Reports to Shareholders

Vanguard

Vanguard Growth and Income Fund Semiannual Report

March 31, 2009

>	Vanguard Growth and Income Fund returned about –33% for the six months ended March 31, 2009.
>	The fund lagged the return of its benchmark index, as well as the average return of its large-cap core fund peers.
>	All ten industry sectors posted negative returns for the stock market and the fund for the six-month period.

Contents

Your Fund’s Total Returns	1
President’s Letter	2
Advisor’s Report	6
Fund Profile	8
Performance Summary	9
Financial Statements	10
About Your Fund’s Expenses	21
Glossary	23

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended March 31, 2009
	Ticker	Total
	Symbol	Returns
Vanguard Growth and Income Fund
Investor Shares	VQNPX	–32.67%
Admiral™ Shares[1]	VGIAX	–32.64
S&P 500 Index		–30.54
Average Large-Cap Core Fund[2]		–29.66

Your Fund’s Performance at a Glance
September 30, 2008–March 31, 2009
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Growth and Income Fund
Investor Shares	$25.84	$17.11	$0.315	$0.000
Admiral Shares	42.20	27.93	0.543	0.000

1 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2 Derived from data provided by Lipper Inc.

1

President’s Letter

Dear Shareholder,

During what was an extremely difficult six months for the U.S. stock market, Vanguard Growth and Income Fund returned about –33%. The fund under-performed its benchmark, the Standard & Poor’s 500 Index, as well as the average return of large-cap core funds.

Throughout the period, the ongoing recession affected all corners of the market, and the Growth and Income Fund, like the market, posted negative results in all ten industry sectors. The fund’s biggest losses stemmed from financials and industrials, two of the stock market’s weakest performers during the six months.

Extreme distress dappled with glimmers of hope

The six months ended March 31 witnessed extreme distress in global stock markets, with both U.S. and international stocks returning about –31%. The embattled financial sector continued to struggle, prompting regulators in the United States and abroad to take ever-more-aggressive actions to help the big banks fortify their fragile balance sheets.

Even as the gloom intensified, a few signs of recovery appeared on the horizon. Toward the end of the period, the swift contraction in manufacturing activity seemed to lessen. And throughout the six months, news from the housing sector seemed to improve. From their early March lows through the end of the period, global stock markets generated a double-digit return.

2

Credit-market turmoil provoked dramatic response

Developments in the fixed income market were, if anything, even more unusual. In the months after the September collapse of Lehman Brothers, a major presence in the bond market, the trading of corporate bonds came to a near standstill as investors stampeded into U.S. Treasury bonds—considered the safest, most liquid credits—driving prices higher and yields lower. The difference between the yields of Treasuries and corporate bonds surged to levels not seen since the 1930s.

The Federal Reserve Board responded to the credit-market and economic crises with a dramatic easing of monetary policy, reducing its target for short-term interest rates to an all-time low of 0% to 0.25%.

The Fed also created new programs designed to bring borrowers and lenders back to the market. For the six-month period, the Barclays Capital U.S. Aggregate Bond Index returned 4.70% on the strength of Treasuries and other government-backed bonds. The broad municipal bond market returned 5.00%.

Losses in all sectors hindered fund performance

The primary objective of Growth and Income Fund’s advisor, Mellon Capital Management (formerly known as Franklin Portfolio Associates, LLC), is to outpace the returns of the fund’s benchmark, the S&P 500 Index. In an effort to do so, the advisor relies on stock-selection models to overweight and underweight individual stocks relative to the index, while closely

Market Barometer
			Total Returns
		Periods Ended March 31, 2009
	Six Months	One Year	Five Years[1]
Stocks
Russell 1000 Index (Large-cap)	–30.59%	–38.27%	–4.54%
Russell 2000 Index (Small-cap)	–37.17	–37.50	–5.24
Dow Jones Wilshire 5000 Index (Entire market)	–30.72	–37.69	–4.24
MSCI All Country World Index ex USA (International)	–30.54	–46.18	–0.24

Bonds
Barclays Capital U.S. Aggregate Bond Index
(Broad taxable market)	4.70%	3.13%	4.13%
Barclays Capital Municipal Bond Index	5.00	2.27	3.21
Citigroup 3-Month Treasury Bill Index	0.30	1.13	3.06

CPI
Consumer Price Index	–2.78%	–0.38%	2.57%

1 Annualized.

3

mirroring the index’s sector weightings. For the six-month period, the fund managers followed these models but fell short of the ultimate goal of surpassing the benchmark’s return.

The fund was at a slight disadvantage during the period. Unlike its benchmark, the fund tends to favor value stocks—those that are generally out of favor with investors and typically have lower-than-average price/earnings ratios and higher-than-average dividend yields. Value stocks generally underperformed their growth counterparts for the period.

All sectors were down for the period, but financial stocks were the weakest performers by far, trimming almost 10 percentage points from the fund’s return. Insurance stocks in particular weighed on performance. Although these companies initially held up well amid the credit crisis, many succumbed to market forces later in the period. Poor stock selection in other areas of financials also hurt fund returns.

The industrial sector was also a major sore spot for the fund. Often considered cyclical in nature, industrial stocks tend to rise when the economy is doing well and fall during tougher times. During the six months, widespread weakness in manufacturing, mining, and other capital-intensive industries hurt machinery makers, engineering firms, and transportation companies.

Expense Ratios[1]
Your Fund Compared With Its Peer Group
			Average
	Investor	Admiral	Large-Cap
	Shares	Shares	Core Fund
Growth and Income Fund	0.37%	0.23%	1.26%

1 The fund expense ratios shown are from the prospectus dated January 23, 2009, and represent estimated costs for the current fiscal year based on the fund’s current net assets. For the six months ended March 31, 2009, the annualized expense ratios were 0.36% for Investor Shares and 0.22% for Admiral Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2008.

4

One small positive note: Although the fund’s energy holdings were down for the period, a combination of good stock selection and limited exposure to oil equipment companies helped the fund perform better than its benchmark in this area of the market.

Diversification is important regardless of market conditions

The period ended March 31 was a very difficult time for the U.S. stock market. As the recession deepened, it affected all areas of the market and left investors feeling anxious and uncertain.

Although the market’s volatility can be jarring, it’s important not to let short-term extremes blind us to the long-term case for equities. The stock market’s recent declines are an unavoidable, if extreme, trade-off for the potential to produce superior returns in the long term.

At Vanguard, we encourage investors to build a portfolio that is diversified across asset classes, including stocks, bonds, and money market funds, with the proportions determined by your long-term investment goals. Diversification can provide you with some protection from extreme market swings; however, even a well-balanced portfolio isn’t immune to the difficult market conditions we’ve experienced during the past six months.

Still, we believe that broad diversification among and within asset classes is the right long-term policy, and can position you to weather the occasional storm while helping you benefit from the inevitable return to better times. The Growth and Income Fund can play an important role in such a portfolio.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III

President and Chief Executive Officer

April 17, 2009

5

Advisor’s Report

For the six-month period ended March 31, 2009, the Standard & Poor’s 500 Index (S&P 500) returned about –31%. In the fourth quarter of 2008, markets fell precipitously as it became increasingly clear that the ongoing credit crisis would result in an extended global recession. The September bankruptcy of investment banking firm Lehman Brothers worsened the precarious state of the credit markets, and the S&P 500 returned –23% for October and November combined. The U.S. government progressively increased its interventions, with the passage of the TARP plan in October and monetary easing by the Federal Reserve, including its December reduction of the target federal funds rate to between 0% and 0.25%.

At the start of 2009, hopes for a comprehensive bailout after President Obama’s inauguration faded. Stocks fell anew as economic metrics worsened and Congress debated the bailout package. The package was eventually passed in February, but the economy continued to worsen. However, the tide turned on March 10, when Citigroup CEO Vikram Pandit said the firm was profitable year-to-date through February; other financial services firms announced similar positive news. Soon, following some early month-over-month positive economic data, a rally was under way and the market—led by the financial services sector—rose sharply in March.

As of quarter-end, the markets continued to be highly dependent on government support. As we look ahead, the Federal Reserve and the Obama administration have a difficult balancing act. If they reduce government aid too quickly, the economy may collapse again. If they continue the stimulus for too long, significant inflation could result.

Our fund’s shortfalls

The fund underperformed the S&P 500 for the half-year. Underperformance was primarily attributable to stock selection, although several small industry/sector tilts also detracted from performance, including our underweighted exposure to the relatively strong telecommunications sector.

Overall, the stocks that were rated most attractive in our ranking process underperformed the benchmark during the period. Our process seeks stocks with strong momentum at attractive valuations, and, during the period, neither of these elements was rewarded in the market. However, our portfolio tilt toward companies with lower debt levels—which was implemented during the credit crisis—added value over the period and helped to offset the overall underperformance of the portfolio.

6

Stock selection was weakest among industrial and health care holdings. In the industrial sector, an overweighting to General Electric had a negative impact on the fund. Concern about asset quality and earnings at GE Capital, the company’s financial services arm, created a drag on the stock’s performance. Ingersoll-Rand also underperformed, as the slumping economy hurt sales for the industrial parts maker. In the health care sector, medical equipment maker Stryker struggled during the period, as growth slowed amid the drop in hospital budgets.

Our fund’s successes

Stock selection was considerably more favorable among technology and energy holdings. In the technology sector, Adobe Systems—which we recently added to the portfolio—was a strong performer, as it met revenue expectations and controlled costs during the period. In the energy sector, Southwestern Energy added to performance as a result of its strong growth in oil and gas production and reserves. Finally, our holdings of several discount retailers, including Wal-Mart and Family Dollar Stores, contributed to performance. These discount retailers benefited from the current price-conscious consumer climate.

During the period, financial services companies, banks in particular, received significant investor attention. Overall, the portfolio’s bank industry holdings performed slightly better than those in the benchmark. Several positions, including an overweighting in Bank of America and an underweighting to the better-performing JPMorgan Chase, detracted from performance. However, overall, we benefited from not holding certain banks, such as Citigroup, and from holding relatively better-performing banks, such as Northern Trust and Hudson City Bancorp.

The fund’s positioning

We have and will continue to emphasize stocks with strong momentum and reasonable prices. These stocks have historically represented the most desirable market segment. At the same time, in the current highly volatile environment, we have continued to be particularly watchful of our risk controls. We have strictly limited industry and sector differences, compared with the S&P 500—particularly those, like financials and energy, that have exhibited the most volatile performances. In addition, we continue to avoid overexposure to leverage and are maintaining a slight tilt toward less-leveraged firms, which has proven beneficial in the recent period.

Oliver E. Buckley, Executive Vice President

and Head of Active Equity Strategies Mellon Capital Management Corp.

April 24, 2009

7

Growth and Income Fund

Fund Profile

As of March 31, 2009

Portfolio Characteristics
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	145	500	4,489
Median Market Cap	$39.3B	$38.2B	$22.3B
Price/Earnings Ratio	14.4x	13.9x	15.0x
Price/Book Ratio	1.7x	1.8x	1.7x
Yield[3]		2.8%	2.7%
Investor Shares	2.4%
Admiral Shares	2.6%
Return on Equity	20.8%	21.4%	20.2%
Earnings Growth Rate	16.9%	15.4%	15.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate[4]	78%	—	—
Expense Ratio[5]		—	—
Investor Shares	0.37%
Admiral Shares	0.23%
Short-Term Reserves	0.3%	—	—

Sector Diversification (% of equity exposure)
		Comparative	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	8.5%	8.8%	9.4%
Consumer Staples	13.4	12.8	11.2
Energy	13.6	13.0	12.3
Financials	10.8	10.8	13.1
Health Care	16.4	15.3	14.6
Industrials	9.1	9.7	10.0
Information Technology	17.4	18.0	17.7
Materials	3.2	3.3	3.7
Telecommunication
Services	3.7	4.0	3.6
Utilities	3.9	4.3	4.4

Volatility Measures[6]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	0.98	0.98
Beta	1.03	1.01

Ten Largest Holdings[7] (% of total net assets)

ExxonMobil Corp.	integrated oil
	and gas	4.5%
Johnson & Johnson	pharmaceuticals	3.3
The Procter & Gamble Co.	household products	2.9
Chevron Corp.	integrated oil
	and gas	2.7
Wal-Mart Stores, Inc.	hypermarkets and
	super centers	2.4
General Electric Co.	industrial
	conglomerates	2.2
International Business
Machines Corp.	computer hardware	2.0
AT&T Inc.	integrated
	telecommunication
	services	1.9
Apple Inc.	computer hardware	1.9
ConocoPhillips Co.	integrated oil
	and gas	1.8
Top Ten		25.6%

Investment Focus

1 S&P 500 Index.

2 Dow Jones Wilshire 5000 Index.

3 30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary.

4 Annualized.

5 The expense ratios shown are from the prospectus dated January 23, 2009, and represent estimated costs for the current fiscal year based on the fund’s current net assets. For the six months ended March 31, 2009, the annualized expense ratios were 0.36% for Investor Shares and 0.22% for Admiral Shares.

6 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

7 The holdings listed exclude any temporary cash investments and equity index products.

8

Growth and Income Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): September 30, 1998–March 31, 2009

Average Annual Total Returns: Periods Ended March 31, 2009

	Inception Date	One Year	Five Years	Ten Years
Investor Shares[2]	12/10/1986	–39.71%	–5.91%	–2.88%
Admiral Shares	5/14/2001	–39.64	–5.77	–4.07[3]

1 Six months ended March 31, 2009.

2 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Return since inception.

Note: See Financial Highlights tables for dividend and capital gains information.

9

Growth and Income Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (97.8%)[1]
Consumer Discretionary (8.3%)
	McDonald’s Corp.	1,036,900	56,584
	Comcast Corp. Class A	2,938,400	40,080
	The Walt Disney Co.	1,411,485	25,633
	Omnicom Group Inc.	914,700	21,404
	Family Dollar Stores, Inc.	614,000	20,489
	Lowe’s Cos., Inc.	1,066,400	19,462
*	Apollo Group, Inc. Class A	227,800	17,844
*	Big Lots Inc.	710,900	14,772
	H & R Block, Inc.	745,400	13,559
	Staples, Inc.	660,100	11,954
	Pulte Homes, Inc.	1,034,600	11,308
	The Gap, Inc.	870,100	11,303
	Time Warner Inc.	560,800	10,823
	Tiffany & Co.	374,500	8,074
	The McGraw-Hill Cos., Inc.	339,500	7,764
	Carnival Corp.	310,000	6,696
*	GameStop Corp. Class A	192,600	5,397
*	Time Warner Cable Inc.	140,766	3,491
			306,637
Consumer Staples (13.1%)
	The Procter & Gamble Co.	2,263,800	106,602
	Wal-Mart Stores, Inc.	1,706,100	88,888
	Sysco Corp.	2,145,100	48,908
	Philip Morris
	International Inc.	1,279,100	45,510
	Archer-Daniels-Midland Co.	1,475,800	40,998
	The Coca-Cola Co.	795,000	34,940
	Brown-Forman Corp.
	Class B	738,250	28,666
	Walgreen Co.	698,600	18,136
	PepsiCo, Inc.	327,200	16,844
	Coca-Cola Enterprises, Inc.	1,120,900	14,785
	CVS Caremark Corp.	330,200	9,077
	Safeway, Inc.	426,900	8,619
	McCormick & Co., Inc.	279,500	8,265

			Market
			Value•
		Shares	($000)
	H.J. Heinz Co.	193,000	6,381
	Reynolds American Inc.	96,500	3,459
	Avon Products, Inc.	149,300	2,871
			482,949
Energy (13.3%)
	ExxonMobil Corp.	2,452,436	167,011
	Chevron Corp.	1,509,600	101,506
	ConocoPhillips Co.	1,740,819	68,171
	Apache Corp.	591,200	37,890
*	National Oilwell Varco Inc.	757,100	21,736
	Occidental Petroleum Corp.	378,100	21,041
	Anadarko Petroleum Corp.	530,300	20,623
*	Southwestern Energy Co.	582,400	17,291
	BJ Services Co.	1,358,900	13,521
	Peabody Energy Corp.	331,700	8,306
	Murphy Oil Corp.	179,500	8,036
	Baker Hughes Inc.	139,200	3,974
	Williams Cos., Inc.	343,900	3,914
			493,020
Financials (10.6%)
	Northern Trust Corp.	947,300	56,667
	Bank of America Corp.	4,350,099	29,668
	State Street Corp.	809,500	24,916
	Wells Fargo & Co.	1,737,000	24,735
	JPMorgan Chase & Co.	906,300	24,089
	Hudson City Bancorp, Inc.	1,930,500	22,568
	Charles Schwab Corp.	1,444,200	22,385
	American Express Co.	1,514,200	20,639
	Cincinnati Financial Corp.	820,408	18,763
	Prudential Financial, Inc.	930,000	17,689
	AFLAC Inc.	807,000	15,624
	BB&T Corp.	900,400	15,235
	Morgan Stanley	575,100	13,095
	The Travelers Cos., Inc.	294,230	11,958
	MetLife, Inc.	500,500	11,396
	Marsh &
	McLennan Cos., Inc.	556,000	11,259

10

Growth and Income Fund

			Market
			Value•
		Shares	($000)
	Public Storage, Inc. REIT	144,300	7,973
	Aon Corp.	144,700	5,907
	PNC Financial
	Services Group	189,600	5,553
	Apartment Investment &
	Management Co.
	Class A REIT	984,862	5,397
	The Goldman Sachs
	Group, Inc.	48,200	5,110
	Torchmark Corp.	189,600	4,973
	NYSE Euronext	269,800	4,829
	SunTrust Banks, Inc.	331,800	3,895
	The Principal Financial
	Group, Inc.	433,900	3,549
*	IntercontinentalExchange Inc.	37,800	2,815
			390,687
Health Care (16.1%)
	Johnson & Johnson	2,306,300	121,311
*	Amgen Inc.	1,165,100	57,696
	Pfizer Inc.	3,545,327	48,287
	Abbott Laboratories	892,800	42,587
	Eli Lilly & Co.	1,192,600	39,845
*	Express Scripts Inc.	758,700	35,029
*	Biogen Idec Inc.	646,600	33,895
	Stryker Corp.	942,400	32,079
	Aetna Inc.	1,268,600	30,865
	Bristol-Myers Squibb Co.	1,403,300	30,760
*	Boston Scientific Corp.	2,474,500	19,672
*	Gilead Sciences, Inc.	423,100	19,598
	Merck & Co., Inc.	530,800	14,199
	UnitedHealth Group Inc.	581,500	12,171
	Wyeth	275,800	11,871
	Covidien Ltd.	329,700	10,959
*	Varian Medical
	Systems, Inc.	332,000	10,106
*	Humana Inc.	331,700	8,651
	Medtronic, Inc.	284,300	8,378
*	Thermo Fisher
	Scientific, Inc.	134,100	4,783
			592,742
Industrials (8.9%)
	General Electric Co.	7,923,300	80,105
	Honeywell
	International Inc.	1,638,300	45,643
	General Dynamics Corp.	855,300	35,572
	Northrop Grumman Corp.	752,500	32,839
	FedEx Corp.	521,300	23,193
	CSX Corp.	772,500	19,969
	Fluor Corp.	550,100	19,006
	Union Pacific Corp.	386,100	15,873
	Republic Services, Inc.
	Class A	822,090	14,099
	Norfolk Southern Corp.	245,800	8,296

			Market
			Value•
		Shares	($000)
	Flowserve Corp.	145,500	8,165
	Dover Corp.	284,400	7,502
	Expeditors International of
	Washington, Inc.	219,300	6,204
	Avery Dennison Corp.	239,200	5,344
	Southwest Airlines Co.	465,800	2,948
	L-3 Communications
	Holdings, Inc.	37,700	2,556
			327,314
Information Technology (17.0%)
	International Business
	Machines Corp.	756,000	73,249
*	Apple Inc.	663,300	69,726
	Intel Corp.	4,336,200	65,260
	Microsoft Corp.	2,832,600	52,035
*	Cisco Systems, Inc.	2,890,800	48,479
*	Google Inc.	135,640	47,211
*	Adobe Systems, Inc.	2,160,100	46,205
*	Computer Sciences Corp.	1,228,800	45,269
*	Symantec Corp.	2,211,400	33,038
	CA, Inc.	1,358,600	23,925
	Xilinx, Inc.	1,086,400	20,815
	Automatic Data
	Processing, Inc.	529,600	18,621
*	Oracle Corp.	947,800	17,127
	Harris Corp.	493,700	14,288
*	Broadcom Corp.	680,400	13,594
	Texas Instruments, Inc.	722,000	11,920
*	eBay Inc.	759,900	9,544
*	QLogic Corp.	663,500	7,378
	Hewlett-Packard Co.	211,800	6,790
*	VeriSign, Inc.	271,500	5,123
			629,597
Materials (3.1%)
	Monsanto Co.	710,500	59,043
	Nucor Corp.	566,400	21,619
	Dow Chemical Co.	1,592,800	13,427
	Bemis Co., Inc.	617,900	12,957
*	Pactiv Corp.	568,600	8,296
			115,342
Telecommunication Services (3.6%)
	AT&T Inc.	2,796,000	70,459
	Verizon
	Communications Inc.	1,042,600	31,487
	CenturyTel, Inc.	947,200	26,635
*	American Tower Corp.
	Class A	142,200	4,327
			132,908
Utilities (3.8%)
	Exelon Corp.	858,800	38,981
	American Electric
	Power Co., Inc.	1,466,800	37,051

11

Growth and Income Fund

			Market
			Value•
		Shares	($000)
	FPL Group, Inc.	515,000	26,126
	Dominion Resources, Inc.	623,200	19,313
	Sempra Energy	265,400	12,272
*	AES Corp.	805,500	4,680
	Duke Energy Corp.	245,700	3,519
			141,942
Total Common Stocks
(Cost $4,876,583)			3,613,138
Temporary Cash Investments (1.9%)[1]
Money Market Fund (1.7%)
2	Vanguard Market
	Liquidity Fund, 0.440%	62,502,993	62,503

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.2%)
3	U.S. Treasury Bill,
	0.130%, 6/18/09	7,450	7,447
Total Temporary Cash Investments
(Cost $69,950)			69,950
Total Investments (99.7%)
(Cost $4,946,533)			3,683,088
Other Assets and Liabilities (0.3%)
Other Assets			132,595
Liabilities			(122,229)
			10,366
Net Assets (100%)			3,693,454

At March 31, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	6,547,349
Undistributed Net Investment Income	1,401
Accumulated Net Realized Losses	(1,593,921)
Unrealized Appreciation (Depreciation)
Investment Securities	(1,263,445)
Futures Contracts	2,070
Net Assets	3,693,454

Investor Shares—Net Assets
Applicable to 148,418,807 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,538,959
Net Asset Value Per Share—
Investor Shares	$17.11

Admiral Shares—Net Assets
Applicable to 41,328,727 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,154,495
Net Asset Value Per Share—
Admiral Shares	$27.93

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.4% and 0.3%, respectively, of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 Securities with a value of $7,447,000 have been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

12

Growth and Income Fund

Statement of Operations

Six Months Ended
March 31, 2009
($000)
Investment Income
Income
Dividends	59,149
Interest[1]	501
Security Lending	402
Total Income	60,052
Expenses
Investment Advisory Fees—Note B
Basic Fee	2,112
Performance Adjustment	(919)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	3,582
Management and Administrative—Admiral Shares	805
Marketing and Distribution—Investor Shares	501
Marketing and Distribution—Admiral Shares	231
Custodian Fees	24
Auditing Fees	1
Shareholders’ Reports—Investor Shares	54
Shareholders’ Reports—Admiral Shares	5
Trustees’ Fees and Expenses	4
Total Expenses	6,400
Expenses Paid Indirectly	(283)
Net Expenses	6,117
Net Investment Income	53,935
Realized Net Gain (Loss)
Investment Securities Sold	(994,927)
Futures Contracts	(29,742)
Realized Net Gain (Loss)	(1,024,669)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(921,434)
Futures Contracts	2,971
Change in Unrealized Appreciation (Depreciation)	(918,463)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,889,197)

1 Interest income from an affiliated company of the fund was $488,000.

See accompanying Notes, which are an integral part of the Financial Statements.

13

Growth and Income Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	53,935	123,730
Realized Net Gain (Loss)	(1,024,669)	(446,516)
Change in Unrealized Appreciation (Depreciation)	(918,463)	(1,520,848)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,889,197)	(1,843,634)
Distributions
Net Investment Income
Investor Shares	(46,660)	(81,970)
Admiral Shares	(23,587)	(43,850)
Realized Capital Gain[1]
Investor Shares	—	(564,334)
Admiral Shares	—	(284,167)
Total Distributions	(70,247)	(974,321)
Capital Share Transactions
Investor Shares	(60,315)	335,349
Admiral Shares	(112,687)	50,006
Net Increase (Decrease) from Capital Share Transactions	(173,002)	385,355
Total Increase (Decrease)	(2,132,446)	(2,432,600)
Net Assets
Beginning of Period	5,825,900	8,258,500
End of Period[2]	3,693,454	5,825,900

1 Includes fiscal 2008 short-term gain distributions totaling $89,550,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

2 Net Assets—End of Period includes undistributed net investment income of $1,401,000 and $17,713,000.

See accompanying Notes, which are an integral part of the Financial Statements.

14

Growth and Income Fund

Financial Highlights

Investor Shares
	Six
	Months
	Ended
For a Share Outstanding	March 31,	Year Ended September 30,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$25.84	$38.62	$33.79	$31.29	$28.31	$24.91
Investment Operations
Net Investment Income	.244	.546	.600	.550	.460	.370
Net Realized and Unrealized Gain (Loss)
on Investments	(8.659)	(8.758)	4.840	2.470	2.980	3.390
Total from Investment Operations	(8.415)	(8.212)	5.440	3.020	3.440	3.760
Distributions
Dividends from Net Investment Income	(.315)	(.560)	(.610)	(.520)	(.460)	(.360)
Distributions from Realized Capital Gains	—	(4.008)	—	—	—	—
Total Distributions	(.315)	(4.568)	(.610)	(.520)	(.460)	(.360)
Net Asset Value, End of Period	$17.11	$25.84	$38.62	$33.79	$31.29	$28.31

Total Return[1]	–32.67%	–23.28%	16.20%	9.76%	12.20%	15.12%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,539	$3,919	$5,465	$5,088	$5,202	$5,780
Ratio of Total Expenses to
Average Net Assets[2]	0.36%[3]	0.31%	0.32%	0.38%	0.40%	0.42%
Ratio of Net Investment Income to
Average Net Assets	2.57%[3]	1.69%	1.61%	1.65%	1.53%	1.35%
Portfolio Turnover Rate	78%[3]	96%	100%	93%	84%	79%[4]

1	Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.
2	Includes performance-based investment advisory fee increases (decreases) of (0.04%), (0.02%), 0.00%, 0.01%, 0.01%, and 0.01%.
3	Annualized.
4

Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares. See accompanying Notes, which are an integral part of the Financial Statements.

15

Growth and Income Fund

Financial Highlights

Admiral Shares
	Six
	Months
	Ended
For a Share Outstanding	March 31,	Year Ended September 30,
Throughout Each Period	2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$42.20	$63.08	$55.20	$51.12	$46.25	$40.70
Investment Operations
Net Investment Income	.420	.963	1.070	.997	.849	.683
Net Realized and Unrealized Gain (Loss)
on Investments	(14.147)	(14.313)	7.903	4.036	4.853	5.530
Total from Investment Operations	(13.727)	(13.350)	8.973	5.033	5.702	6.213
Distributions
Dividends from Net Investment Income	(.543)	(.985)	(1.093)	(.953)	(.832)	(.663)
Distributions from Realized Capital Gains	—	(6.545)	—	—	—	—
Total Distributions	(.543)	(7.530)	(1.093)	(.953)	(.832)	(.663)
Net Asset Value, End of Period	$27.93	$42.20	$63.08	$55.20	$51.12	$46.25

Total Return	–32.64%	–23.19%	16.37%	9.97%	12.39%	15.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,154	$1,907	$2,794	$2,321	$2,039	$843
Ratio of Total Expenses to
Average Net Assets[1]	0.22%[2]	0.16%	0.18%	0.20%	0.23%	0.25%
Ratio of Net Investment Income to
Average Net Assets	2.71%[2]	1.84%	1.75%	1.83%	1.68%	1.51%
Portfolio Turnover Rate	78%[2]	96%	100%	93%	84%	79%[3]

1 Includes performance-based investment advisory fee increases (decreases) of (0.04%), (0.02%), 0.00%, 0.01%, 0.01%, and 0.01%.

2 Annualized.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Growth and Income Fund

Notes to Financial Statements

Vanguard Growth and Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2005–2008) and for the period ended March 31, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

17

Growth and Income Fund

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. Mellon Capital Management Corporation (formerly Franklin Portfolio Associates, LLC) provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance for the preceding three years relative to the S&P 500 Index. For the six months ended March 31, 2009, the investment advisory fee represented an effective annual basic rate of 0.10% of the fund’s average net assets before a decrease of $919,000 (0.04%) based on performance.

C. The Vanguard Group furnishes at cost corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At March 31, 2009, the fund had contributed capital of $968,000 to Vanguard (included in Other Assets), representing 0.03% of the fund’s net assets and 0.39% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

D. The fund has asked its investment advisor to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the six months ended March 31, 2009, these arrangements reduced the fund’s expenses by $283,000 (an annual rate of 0.01% of average net assets).

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2008, the fund had available realized losses of $570,743,000 to offset future net capital gains through September 30, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

18

Growth and Income Fund

At March 31, 2009, the cost of investment securities for tax purposes was $4,946,533,000. Net unrealized depreciation of investment securities for tax purposes was $1,263,445,000, consisting of unrealized gains of $157,801,000 on securities that had risen in value since their purchase and $1,421,246,000 in unrealized losses on securities that had fallen in value since their purchase.

At March 31, 2009, the aggregate settlement value of open futures contracts expiring in June 2009 and the related unrealized appreciation (depreciation) were:

($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
S&P 500 Index	290	57,623	2,070

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. During the six months ended March 31, 2009, the fund purchased $1,641,479,000 of investment securities and sold $1,842,885,000 of investment securities, other than temporary cash investments.

G. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	March 31, 2009		September 30, 2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	189,481	10,182	550,897	17,490
Issued in Lieu of Cash Distributions	44,983	2,394	622,470	19,829
Redeemed	(294,779)	(15,836)	(838,018)	(27,137)
Net Increase (Decrease)—Investor Shares	(60,315)	(3,260)	335,349	10,182
Admiral Shares
Issued	88,120	2,896	220,621	4,296
Issued in Lieu of Cash Distributions	21,282	694	305,215	5,955
Redeemed	(222,089)	(7,453)	(475,830)	(9,345)
Net Increase (Decrease)—Admiral Shares	(112,687)	(3,863)	50,006	906

19

Growth and Income Fund

H. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of March 31, 2009, based on the inputs used to value them:

	Investments	Futures
	in Securities	Contracts
Valuation Inputs	($000)	($000)
Level 1—Quoted prices	3,675,641	2,070
Level 2—Other significant observable inputs	7,447	—
Level 3—Significant unobservable inputs	—	—
Total	3,683,088	2,070

20

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended March 31, 2009
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Growth and Income Fund	9/30/2008	3/31/2009	Period[1]
Based on Actual Fund Return
Investor Shares	$1,000.00	$673.25	$1.50
Admiral Shares	1,000.00	673.56	0.92
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.14	$1.82
Admiral Shares	1,000.00	1,023.83	1.11

1 The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.36% for Investor Shares and 0.22% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

21

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

22

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

23

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

24

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 157 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Chairman of the Board and Interested Trustee	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
Occupation(s) During the Past Five Years: Chairman
John J. Brennan[1]	and Chief Executive Officer of Rohm and Haas Co.
Born 1954. Trustee Since May 1987. Chairman of	(chemicals); President of Rohm and Haas Co.
the Board. Principal Occupation(s) During the Past Five	(2006–2008); Board Member of American Chemistry
Years: Chairman of the Board and Director/Trustee of	Council; Director of Tyco International, Ltd. (diversified
The Vanguard Group, Inc., and of each of the investment	manufacturing and services) and Hewlett-Packard Co.
companies served by The Vanguard Group; Chief	(electronic computer manufacturing); Trustee of The
Executive Officer and President of The Vanguard Group	Conference Board.
and of each of the investment companies served by The
Vanguard Group (1996–2008).
Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
Independent Trustees	Occupation(s) During the Past Five Years: President of
the University of Pennsylvania; Christopher H. Browne
Distinguished Professor of Political Science in the School
Charles D. Ellis	of Arts and Sciences with Secondary Appointments
Born 1937. Trustee Since January 2001. Principal	at the Annenberg School for Communication and the
Occupation(s) During the Past Five Years: Applecore	Graduate School of Education of the University of
Partners (pro bono ventures in education); Senior	Pennsylvania; Director of Carnegie Corporation of
Advisor to Greenwich Associates (international business	New York, Schuylkill River Development Corporation,
strategy consulting); Successor Trustee of Yale University;	and Greater Philadelphia Chamber of Commerce;
Overseer of the Stern School of Business at New York	Trustee of the National Constitution Center.
University; Trustee of the Whitehead Institute for
Biomedical Research.
JoAnn Heffernan Heisen
Born 1950. Trustee Since July 1998. Principal
Emerson U. Fullwood	Occupation(s) During the Past Five Years: Retired
Born 1948. Trustee Since January 2008. Principal	Corporate Vice President, Chief Global Diversity Officer,
Occupation(s) During the Past Five Years: Retired	and Member of the Executive Committee of Johnson &
Executive Chief Staff and Marketing Officer for North	Johnson (pharmaceuticals/consumer products); Vice
America and Corporate Vice President of Xerox	President and Chief Information Officer (1997–2005)
Corporation (photocopiers and printers); Director of	of Johnson & Johnson; Director of the University
SPX Corporation (multi-industry manufacturing), the	Medical Center at Princeton and Women’s Research
United Way of Rochester, the Boy Scouts of America,	and Education Institute.
Amerigroup Corporation (direct health and medical
insurance carriers), and Monroe Community College
Foundation.

André F. Perold	F. William McNabb III[1]
Born 1952. Trustee Since December 2004. Principal	Born 1957. Chief Executive Officer Since August 2008.
Occupation(s) During the Past Five Years: George Gund	President Since March 2008. Principal Occupation(s)
Professor of Finance and Banking, Senior Associate	During the Past Five Years: Director of The Vanguard
Dean, and Director of Faculty Recruiting, Harvard	Group, Inc., since 2008; Chief Executive Officer and
Business School; Director and Chairman of UNX, Inc.	President of The Vanguard Group and of each of the
(equities trading firm); Chair of the Investment	investment companies served by The Vanguard Group
Committee of HighVista Strategies LLC (private	since 2008; Director of Vanguard Marketing Corporation;
investment firm).	Managing Director of The Vanguard Group (1995–2008).

Alfred M. Rankin, Jr.	Heidi Stam[1]
Born 1941. Trustee Since January 1993. Principal	Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: Chairman,	Occupation(s) During the Past Five Years: Managing
President, Chief Executive Officer, and Director of	Director of The Vanguard Group, Inc., since 2006;
NACCO Industries, Inc. (forklift trucks/housewares/	General Counsel of The Vanguard Group since 2005;
lignite); Director of Goodrich Corporation (industrial	Secretary of The Vanguard Group and of each of the
products/aircraft systems and services).	investment companies served by The Vanguard Group
since 2005; Director and Senior Vice President of
Vanguard Marketing Corporation since 2005; Principal
J. Lawrence Wilson	of The Vanguard Group (1997–2006).
Born 1936. Trustee Since April 1985. Principal
Occupation(s) During the Past Five Years: Retired
Chairman and Chief Executive Officer of Rohm and	Vanguard Senior Management Team
Haas Co. (chemicals); Director of Cummins Inc. (diesel
engines) and AmerisourceBergen Corp. (pharmaceutical
distribution); Trustee of Vanderbilt University and of	R. Gregory Barton	Michael S. Miller
Culver Educational Foundation.	Mortimer J. Buckley	James M. Norris
	Kathleen C. Gubanich	Glenn W. Reed
	Paul A. Heller	George U. Sauter
Executive Officers

Founder
Thomas J. Higgins[1]
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five	John C. Bogle
Years: Principal of The Vanguard Group, Inc.; Chief	Chairman and Chief Executive Officer, 1974–1996
Financial Officer of each of the investment companies
served by The Vanguard Group since 2008; Treasurer
of each of the investment companies served by The
Vanguard Group (1998–2008).

Kathryn J. Hyatt[1]
Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal of
The Vanguard Group, Inc.; Treasurer of each of the
investment companies served by The Vanguard
Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
(1988–2008).

1 These individuals are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.
Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036	You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
Text Telephone for People	and searching for “proxy voting guidelines,” or by
With Hearing Impairment > 800-952-3335	calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
This material may be used in conjunction	the 12 months ended June 30. To get the report, visit
with the offering of shares of any Vanguard	either www.vanguard.com or www.sec.gov.
fund only if preceded or accompanied by
the fund’s current prospectus.
You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
The funds or securities referred to herein are not	To find out more about this public service, call the SEC
sponsored, endorsed, or promoted by MSCI, and MSCI	at 202-551-8090. Information about your fund is also
bears no liability with respect to any such funds or	available on the SEC’s website, and you can receive
securities. For any such funds or securities, the	copies of this information, for a fee, by sending a
prospectus or the Statement of Additional Information	request in either of two ways: via e-mail addressed to
contains a more detailed description of the limited	publicinfo@sec.gov or via regular mail addressed to the
relationship MSCI has with The Vanguard Group and	Public Reference Section, Securities and Exchange
any related funds.	Commission, Washington, DC 20549-0102.

Russell is a trademark of The Frank Russell Company.

Standard & Poor’s 500®, S&P 500®, and 500 are
trademarks of The McGraw-Hill Companies, Inc., and
have been licensed for use by The Vanguard Group, Inc.
Vanguard mutual funds are not sponsored, endorsed,
sold, or promoted by Standard & Poor’s, and Standard &
Poor’s makes no representation regarding the advisability
of investing in the funds.
© 2009 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q932 052009

Vanguard Structured Equity Funds Semiannual Report

March 31, 2009

Vanguard Structured Large-Cap Equity Fund

Vanguard Structured Large-Cap Growth Fund

Vanguard Structured Large-Cap Value Fund

Vanguard Structured Broad Market Fund

>

For the six-month period ended March 31, 2009, returns for the Vanguard Structured Equity portfolios ranged from about –27% for the Structured Large-Cap Growth Fund to about –36% for the Structured Large-Cap Value Fund.

>	All four Structured Equity Funds lagged their benchmarks for the period.
>	For the six months, all ten industry sectors posted negative returns for the stock market and for the funds.

Contents

Your Fund’s Total Returns	1
President’s Letter	2
Advisor’s Report	7
Structured Large-Cap Equity Fund	9
Structured Large-Cap Growth Fund	23
Structured Large-Cap Value Fund	36
Structured Broad Market Fund	47
About Your Fund’s Expenses	62
Trustees Approve Advisory Arrangement	64
Glossary	65

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Six Months Ended March 31, 2009
	Ticker	Total
	Symbol	Returns
Vanguard Structured Large-Cap Equity Fund
Institutional Shares	VSLIX	–31.69%
Institutional Plus Shares	VSLPX	–31.63
S&P 500 Index		–30.54
Average Large-Cap Core Fund[1]		–29.66

Vanguard Structured Large-Cap Growth Fund
Institutional Shares	VSTLX	–26.91%
Institutional Plus Shares	VSGPX	–26.85
Russell 1000 Growth Index		–25.97
Average Large-Cap Growth Fund[1]		–26.00

Vanguard Structured Large-Cap Value Fund
Institutional Plus Shares	VSLVX	–35.73%
Russell 1000 Value Index		–35.22
Average Large-Cap Value Fund[1]		–32.00

Vanguard Structured Broad Market Fund
Institutional Shares	VSBMX	–31.93%
Institutional Plus Shares	VSBPX	–31.91
Russell 3000 Index		–31.12
Average Multi-Cap Core Fund[1]		–29.79

1 Derived from data provided by Lipper Inc.

President’s Letter

Dear Shareholder,

During what was an extremely difficult six months for the U.S. stock market, returns for the Vanguard Structured Equity Funds ranged from about –27% for the Structured Large-Cap Growth Fund to about –36% for the Structured Large-Cap Value Fund. The other two funds, the Structured Large-Cap Equity Fund and the Structured Broad Market Fund, both returned about –32%. All four funds underperformed their benchmarks for the period.

The ongoing recession affected all corners of the market during the six-month period. The widespread volatility resulted in negative returns for all sectors for the four Structured Equity Funds. The funds suffered their most significant losses in the financial, energy, industrial, and information technology sectors—all of which were severely weakened by the troubled economy.

Extreme distress dappled with glimmers of hope

The six months ended March 31 witnessed extreme distress in global stock markets, with both U.S. and international stocks returning about –31%. The embattled financial sector continued to struggle, prompting regulators in the United States and abroad to take evermore-aggressive actions to help the big banks fortify their fragile balance sheets.

Even as the gloom intensified, a few signs of recovery appeared on the horizon. Toward the end of the period, the swift contraction in manufacturing activity seemed to lessen. And throughout the six months, news from the housing sector seemed to improve. From their lows in early March through the end of the period, global stock markets generated a double-digit return.

Credit-market turmoil provoked dramatic response

Developments in the fixed income market were, if anything, even more unusual. In the months after the September collapse of Lehman Brothers, a major presence in the bond market, the trading of corporate bonds came to a near standstill as investors stampeded into U.S. Treasury bonds—considered the safest, most liquid credits—driving prices higher and yields lower. The difference between the yields of Treasuries and corporate bonds surged to levels not seen since the 1930s.

The Federal Reserve Board responded to the credit-market and economic crises with a dramatic easing of monetary policy, reducing its target for short-term interest rates to an all-time low of 0% to 0.25%. The Fed also created new programs designed to bring borrowers and lenders back to the market. For the six-month period, the Barclays Capital U.S. Aggregate Bond Index returned 4.70% on the strength of Treasuries and other government-backed bonds. The broad municipal bond market returned 5.00%.

Market Barometer
			Total Returns
		Periods Ended March 31, 2009
	Six Months	One Year	Five Years[1]
Stocks
Russell 1000 Index (Large-cap)	–30.59%	–38.27%	–4.54%
Russell 2000 Index (Small-cap)	–37.17	–37.50	–5.24
Dow Jones Wilshire 5000 Index (Entire market)	–30.72	–37.69	–4.24
MSCI All Country World Index ex USA (International)	–30.54	–46.18	–0.24

Bonds
Barclays Capital U.S. Aggregate Bond Index
(Broad taxable market)	4.70%	3.13%	4.13%
Barclays Capital Municipal Bond Index	5.00	2.27	3.21
Citigroup 3-Month Treasury Bill Index	0.30	1.13	3.06

CPI
Consumer Price Index	–2.78%	–0.38%	2.57%

1 Annualized.

Trouble in all sectors led to disappointing results

The Vanguard Structured Equity Funds are designed to maintain index-like risk profiles while producing index-beating returns through superior stock selection. During an exceptionally difficult six months for U.S. stocks, the four funds fell short of this goal.

On an absolute basis, the Structured Large-Cap Growth Fund had the best results for the period, while the Structured Large-Cap Value Fund was the worst performer of the bunch. This came as no surprise, since value stocks generally underperformed their growth counterparts for the period. Meanwhile, the performance of the Structured Large-Cap Equity Fund—which is a blend of large-cap growth and large-cap value stocks—fell somewhere in the middle. Unlike the three other funds, the Structured Broad Market Fund has exposure to small- and mid-capitalization stocks, which underperformed large-cap stocks. Despite this exposure, the fund performed about the same as its large-cap blend counterpart.

Although there were no true bright spots during the six-month period, some sectors were hit harder by the flailing economy than others. As the credit crisis continued, it affected all corners of the financial sector, from investment banks to insurance companies. Many high-profile information technology stocks plummeted as the global economic downturn hindered sales of PCs and other tech products. Industrial and energy stocks also suffered.

All four funds trailed their benchmark indexes. The Structured Large-Cap Value Fund had the smallest margin of shortfall—about 0.5 percentage point—while the Structured Large-Cap Equity Fund had the greatest, a little more than 1 percentage point.

Relative to their respective benchmarks, the funds’ weakest performances came from the energy, materials, and information technology sectors. Thanks to good stock selection in the consumer discretionary, financial, and health care sectors, the funds held up better in these areas than their indexes.

Diversification is important regardless of market conditions

The six months ended March 31 represented a terrible time for the U.S. stock market. As the recession deepened, it affected all areas of the market and left both investors and investment managers feeling anxious and uncertain.

Although the market’s volatility can be jarring, it’s important not to let short-term extremes blind us to the long-term case for equities. The stock market’s recent declines are an unavoidable, if extreme, trade-off for stocks’ potential to produce superior returns in the long run.

At Vanguard, we encourage investors to build a portfolio that is diversified across asset classes, including stocks, bonds, and money market funds, with the proportions determined by their institution’s long-term investment goals.

Although even a well-balanced portfolio isn’t immune to the difficult market conditions we’ve experienced during the past six months, we believe that broad diversification among and within asset classes represents the right policy, and can position your institution to weather the occasional storm while helping it to benefit from the inevitable return to better times. As part of a well-diversified long-term strategy, we believe the Vanguard Structured Equity Funds can play an integral role in helping your organization reach its investment goals.

Thank you for entrusting your assets to Vanguard.

Sincerely,

William McNabb III

President and Chief Executive Officer

April 20, 2009

Your Fund’s Performance at a Glance
September 30, 2008–March 31, 2009
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Structured Large-Cap Equity Fund
Institutional Shares	$22.56	$14.82	$0.643	$0.000
Institutional Plus Shares	45.15	29.66	1.316	0.000
Structured Large-Cap Growth Fund
Institutional Shares	$22.63	$16.26	$0.297	$0.000
Institutional Plus Shares	45.07	32.39	0.613	0.000
Structured Large-Cap Value Fund
Institutional Plus Shares	$44.00	$27.14	$1.388	$0.000
Structured Broad Market Fund
Institutional Shares	$21.53	$14.31	$0.392	$0.000
Institutional Plus Shares	43.07	28.58	0.849	0.000

Advisor’s Report

The six months ended March 31, 2009 were a difficult period for Vanguard’s Structured Equity Funds. All the funds showed double-digit losses and lagged their benchmarks for the period.

The investment environment

The attractively valued, high-quality stocks that we prefer underperformed the market during the past six months.

We base our view on judgment and empirical evidence. In our judgment, although the market is relatively effective in assigning prices to stocks, investors as a group can still overreact to new information. This overreaction can cause prices to diverge a bit from “true” or “fair” value, providing opportunities to profit from these discrepancies.

We identify potentially attractive stocks by looking at multiple signals. Market participants send some signals, such as measures of relative performance or changes in analysts’ opinions. Other signals are provided by the company’s management, such as changes in capital spending or dividends. Finally, there are valuation signals, such as price/earnings ratios and yields.

Over time, our signals have indicated future outperformance, although there are periods, sometimes measured in years, when our models are not effective. Nonetheless, consistent exposure to these signals does seem to be rewarded over time.

Given our opinion that it is better to own attractive stocks at low multiples, we feel that our portfolios are well-positioned for a market rebound.

Here are brief reviews of each fund’s performance relative to its benchmark.

Structured Large-Cap Equity Fund

Our best performance was in the capital goods industry, where our underweighting in General Electric was very helpful. Automobile and bank holdings also performed well, led by Ford and PNC Financial. Materials stocks underperformed, with United States Steel our worst pick.

Structured Large-Cap Growth Fund

Consumer services was our best-performing industry, led by ITT Educational Services. Diversified financial stocks and health care holdings helped performance, while materials stocks were our worst performers, led by United States Steel.

Structured Large-Cap Value Fund

Consumer durables stocks were our best-performing holdings, helped by our positions in Stanley Works and Hasbro Bradley. Consumer services and transportation companies also performed well. Technology hardware firms reduced performance, with NCR dropping significantly. Pharmaceutical stocks also weakened performance.

Structured Broad Market Fund

Consumer durables were our best-performing stocks, led by VF Corp. Automobiles also contributed positively. Pharmaceuticals, particularly King Pharmaceutical, hurt returns.

Conclusion

Our investment philosophy is to buy high-quality stocks at relatively low valuations, relying on a process that focuses on multiple inputs. In constructing a portfolio from these inputs, we believe that a low level of relative risk is preferable, as are low costs. We have been successful in keeping our tracking error within our expectations, and while we are disappointed that our portfolios did not outpace our benchmarks, we are confident in our preference for low-valuation, high-quality stocks. Although these stocks have not been favored by the market over the six-month period of this report, we believe in their long-term prospects.

We thank you for your investment and look forward to the rest of the fiscal year.

James D. Troyer, CFA

Principal and Portfolio Manager

James P. Stetler

Principal and Portfolio Manager

Vanguard Quantitative Equity Group

April 23, 2009

Structured Large-Cap Equity Fund

Fund Profile

As of March 31, 2009

Portfolio Characteristics
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	250	500	4,489
Median Market Cap	$32.8B	$38.2B	$22.3B
Price/Earnings Ratio	12.4x	13.9x	15.0x
Price/Book Ratio	1.9x	1.8x	1.7x
Yield[3]		2.8%	2.7%
Institutional Shares	2.6%
Institutional
Plus Shares	2.7%
Return on Equity	21.6%	21.4%	20.2%
Earnings Growth Rate	16.8%	15.4%	15.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate[4]	105%	—	—
Expense Ratio[5]		—	—
Institutional Shares	0.25%
Institutional
Plus Shares	0.17%
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
	Comparative		Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	9.7%	8.8%	9.4%
Consumer Staples	12.7	12.8	11.2
Energy	13.7	13.0	12.3
Financials	10.8	10.8	13.1
Health Care	14.4	15.3	14.6
Industrials	9.9	9.7	10.0
Information Technology	18.2	18.0	17.7
Materials	2.8	3.3	3.7
Telecommunication
Services	3.7	4.0	3.6
Utilities	4.1	4.3	4.4

Ten Largest Holdings[6] (% of total net assets)

ExxonMobil Corp.	integrated oil
	and gas	5.1%
Chevron Corp.	integrated oil
	and gas	2.5
The Procter & Gamble Co.	household
	products	2.5
International Business
Machines Corp.	computer hardware	2.4
Johnson & Johnson	pharmaceuticals	2.3
Wal-Mart Stores, Inc.	hypermarkets
	and super centers	2.2
Microsoft Corp.	systems software	2.0
Cisco Systems, Inc.	communications
	equipment	2.0
AT&T Inc.	integrated
	telecommunication
	services	1.9
Intel Corp.	semiconductors	1.8
Top Ten		24.7%

Investment Focus

1 S&P 500 Index.

2 Dow Jones Wilshire 5000 Index.

3 30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary.

4 Annualized.

5 The expense ratios shown are from the prospectus dated January 23, 2009, and represent estimated costs for the current fiscal year based on the fund’s current net assets. For the six months ended March 31, 2009, the annualized expense ratios were 0.24% for Institutional Shares and 0.16% for Institutional Plus Shares.

6 “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Structured Large-Cap Equity Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): May 15, 2006–March 31, 2009

Average Annual Total Returns: Periods Ended March 31, 2009
			Since
	Inception Date	One Year	Inception
Institutional Shares	5/16/2006	–39.66%	–14.38%
Institutional Plus Shares	5/15/2006	–39.59	–14.33

1 Six months ended March 31, 2009.

Note: See Financial Highlights tables for dividend and capital gains information.

Structured Large-Cap Equity Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (9.7%)
	McDonald’s Corp.	74,897	4,087
	Lowe’s Cos., Inc.	180,973	3,303
	Comcast Corp. Class A	221,085	3,016
	The Gap, Inc.	213,922	2,779
	Home Depot, Inc.	112,300	2,646
*	AutoZone Inc.	14,604	2,375
*	Apollo Group, Inc. Class A	26,054	2,041
*,^	Ford Motor Co.	698,606	1,837
*	DIRECTV Group, Inc.	77,931	1,776
	VF Corp.	30,400	1,736
	Comcast Corp. Special
	Class A	134,800	1,735
	Omnicom Group Inc.	68,113	1,594
*	Coach, Inc.	93,381	1,559
	Polo Ralph Lauren Corp.	33,564	1,418
	Limited Brands, Inc.	126,993	1,105
	Wyndham Worldwide Corp.	248,640	1,044
	NIKE, Inc. Class B	16,963	795
	TJX Cos., Inc.	30,916	793
	Darden Restaurants Inc.	20,200	692
*	Big Lots Inc.	33,100	688
*	Interpublic Group
	of Cos., Inc.	163,283	673
	H & R Block, Inc.	32,530	592
	The McGraw-Hill Cos., Inc.	24,700	565
	News Corp., Class A	80,640	534
	Macy’s Inc.	57,800	514
	Yum! Brands, Inc.	17,875	491
	RadioShack Corp.	45,259	388
*	GameStop Corp. Class A	11,785	330
	Family Dollar Stores, Inc.	8,390	280
	Harley-Davidson, Inc.	20,906	280
	Pulte Homes, Inc.	19,300	211
	D. R. Horton, Inc.	18,600	180
	Whirlpool Corp.	5,358	159
	Snap-On Inc.	4,077	102
	General Motors Corp.	44,000	85
	The Walt Disney Co.	3,529	64

			Market
			Value•
		Shares	($000)
	Lennar Corp. Class A	6,667	50
	Sherwin-Williams Co.	900	47
	Carnival Corp.	2,149	46
	Centex Corp.	5,800	44
	Leggett & Platt, Inc.	2,700	35
			42,689
Consumer Staples (12.7%)
	The Procter & Gamble Co.	231,594	10,906
	Wal-Mart Stores, Inc.	184,096	9,591
	The Coca-Cola Co.	108,640	4,775
	Philip Morris
	International Inc.	109,936	3,912
	Archer-Daniels-Midland Co.	103,240	2,868
	PepsiCo, Inc.	51,592	2,656
	The Kroger Co.	117,682	2,497
	H.J. Heinz Co.	67,900	2,245
	CVS Caremark Corp.	72,833	2,002
	Kraft Foods Inc.	85,268	1,901
	ConAgra Foods, Inc.	107,038	1,806
	Kimberly-Clark Corp.	32,844	1,514
	Altria Group, Inc.	92,161	1,476
	General Mills, Inc.	29,083	1,451
	Sysco Corp.	62,589	1,427
	Campbell Soup Co.	49,258	1,348
	Kellogg Co.	32,700	1,198
*	Dr. Pepper Snapple
	Group, Inc.	69,094	1,168
	Lorillard, Inc.	7,500	463
	The Hershey Co.	11,341	394
	Molson Coors
	Brewing Co. Class B	7,370	253
	Safeway, Inc.	8,000	161
	Costco Wholesale Corp.	2,019	93
*	Dean Foods Co.	3,800	69
	J.M. Smucker Co.	526	20
			56,194
Energy (13.7%)
	ExxonMobil Corp.	333,839	22,735
	Chevron Corp.	162,356	10,917
	ConocoPhillips Co.	99,259	3,887

Structured Large-Cap Equity Fund

			Market
			Value•
		Shares	($000)
	Anadarko Petroleum Corp.	81,492	3,169
	Peabody Energy Corp.	92,102	2,306
	Occidental Petroleum Corp.	39,951	2,223
	CONSOL Energy, Inc.	77,300	1,951
	Murphy Oil Corp.	41,385	1,853
	El Paso Corp.	294,650	1,842
	Apache Corp.	26,446	1,695
	EOG Resources, Inc.	27,186	1,489
	Marathon Oil Corp.	44,100	1,159
	Valero Energy Corp.	59,930	1,073
	ENSCO International, Inc.	40,309	1,064
*	Southwestern Energy Co.	27,343	812
	Schlumberger Ltd.	17,855	725
	Tesoro Corp.	45,000	606
	Sunoco, Inc.	14,400	381
	Massey Energy Co.	22,825	231
	XTO Energy, Inc.	5,852	179
*	National Oilwell Varco Inc.	5,754	165
	Chesapeake Energy Corp.	8,236	141
			60,603
Financials (10.7%)
	JPMorgan Chase & Co.	151,679	4,032
	State Street Corp.	115,934	3,568
	Wells Fargo & Co.	233,215	3,321
	Northern Trust Corp.	53,717	3,213
	Morgan Stanley	138,463	3,153
	U.S. Bancorp	185,724	2,713
	The Goldman Sachs
	Group, Inc.	24,698	2,619
	Bank of New York
	Mellon Corp.	87,075	2,460
	The Chubb Corp.	56,943	2,410
	Aon Corp.	52,837	2,157
	AFLAC Inc.	93,394	1,808
	Hudson City Bancorp, Inc.	129,701	1,516
	The Travelers Cos., Inc.	33,268	1,352
	Unum Group	104,713	1,309
	American Express Co.	92,285	1,258
	Discover Financial Services	184,334	1,163
	Charles Schwab Corp.	73,196	1,135
	BB&T Corp.	52,837	894
	NYSE Euronext	44,700	800
	MetLife, Inc.	33,304	758
	Simon Property
	Group, Inc. REIT	21,689	751
	HCP, Inc. REIT	35,363	631
	Capital One Financial Corp.	50,543	619
	Torchmark Corp.	20,295	532
	Vornado Realty Trust REIT	12,680	422
	CME Group, Inc.	1,663	410
	Bank of America Corp.	59,153	403
	The Allstate Corp.	15,290	293
	Progressive Corp. of Ohio	16,400	220
	Ameriprise Financial, Inc.	10,200	209

			Market
			Value•
		Shares	($000)
	Apartment Investment &
	Management Co.
	Class A REIT	33,999	186
	Host Hotels & Resorts Inc. REIT	45,429	178
	Federated Investors, Inc.	7,890	176
	Marshall & Ilsley Corp.	15,568	88
	SunTrust Banks, Inc.	6,582	77
	Lincoln National Corp.	10,719	72
	Citigroup Inc.	24,144	61
	Plum Creek Timber Co. Inc. REIT	2,100	61
	M & T Bank Corp.	900	41
	Public Storage, Inc. REIT	729	40
	Franklin Resources Corp.	726	39
	First Horizon National Corp.	3,500	38
	Equity Residential REIT	1,436	26
			47,212
Health Care (14.3%)
	Johnson & Johnson	192,246	10,112
*	Amgen Inc.	108,213	5,359
	Bristol-Myers Squibb Co.	229,531	5,031
	Pfizer Inc.	333,145	4,537
	Abbott Laboratories	83,968	4,005
	Covidien Ltd.	99,455	3,306
*	Biogen Idec Inc.	61,785	3,239
	Quest Diagnostics, Inc.	55,698	2,645
	AmerisourceBergen Corp.	70,349	2,298
	Baxter International, Inc.	43,818	2,244
*	Gilead Sciences, Inc.	45,846	2,124
	Wyeth	49,303	2,122
*	Express Scripts Inc.	44,450	2,052
*	King Pharmaceuticals, Inc.	272,216	1,925
	Eli Lilly & Co.	51,487	1,720
	Merck & Co., Inc.	57,867	1,548
	McKesson Corp.	35,300	1,237
*	Cephalon, Inc.	17,605	1,199
*	Watson Pharmaceuticals, Inc.	38,041	1,183
*	WellPoint Inc.	29,384	1,116
	UnitedHealth Group Inc.	52,374	1,096
*	Medco Health Solutions, Inc.	24,566	1,016
*	Mylan Inc.	72,200	968
*	Thermo Fisher Scientific, Inc.	21,234	757
*	Varian Medical Systems, Inc.	16,633	506
*	St. Jude Medical, Inc.	3,849	140
			63,485
Industrials (9.9%)
	General Electric Co.	466,322	4,715
	Lockheed Martin Corp.	52,438	3,620
	Norfolk Southern Corp.	91,007	3,072
	General Dynamics Corp.	68,837	2,863
	Waste Management, Inc.	99,730	2,553
	Northrop Grumman Corp.	57,316	2,501
	Dover Corp.	92,858	2,450
	Goodrich Corp.	64,345	2,438
	United Technologies Corp.	53,536	2,301

Structured Large-Cap Equity Fund

			Market
			Value•
		Shares	($000)
	Flowserve Corp.	30,074	1,688
	Union Pacific Corp.	40,904	1,682
	Honeywell International Inc.	59,283	1,652
	Fluor Corp.	46,060	1,591
	3M Co.	30,813	1,532
	Raytheon Co.	34,627	1,348
	L-3 Communications
	Holdings, Inc.	19,487	1,321
	Ryder System, Inc.	41,654	1,179
	Emerson Electric Co.	32,172	919
	CSX Corp.	30,618	791
	Pitney Bowes, Inc.	31,000	724
	Burlington Northern
	Santa Fe Corp.	10,577	636
	United Parcel Service, Inc.	12,421	611
	Deere & Co.	12,918	425
	ITT Industries, Inc.	9,800	377
	Cummins Inc.	12,514	318
	Danaher Corp.	5,745	312
	Expeditors International
	of Washington, Inc.	10,309	292
	Republic Services, Inc.
	Class A	2,155	37
	Southwest Airlines Co.	5,100	32
			43,980
Information Technology (18.2%)
	International Business
	Machines Corp.	108,740	10,536
	Microsoft Corp.	483,341	8,879
*	Cisco Systems, Inc.	520,015	8,721
	Intel Corp.	522,453	7,863
	Hewlett-Packard Co.	221,000	7,085
*	Apple Inc.	58,242	6,122
*	Oracle Corp.	262,488	4,743
*	Google Inc.	11,255	3,917
*	Symantec Corp.	215,107	3,214
*	Computer Sciences Corp.	67,698	2,494
*	Juniper Networks, Inc.	143,806	2,166
	Xilinx, Inc.	99,853	1,913
	Analog Devices, Inc.	87,299	1,682
	QUALCOMM Inc.	41,557	1,617
*	Affiliated Computer
	Services, Inc. Class A	30,926	1,481
	Automatic Data Processing, Inc.	36,488	1,283
*	eBay Inc.	100,791	1,266
*	Lexmark International, Inc.	55,509	936
*	EMC Corp.	77,907	888
	Texas Instruments, Inc.	46,568	769
*	LSI Corp.	205,451	624
*	Dell Inc.	51,162	485
	CA, Inc.	23,663	417
	Western Union Co.	31,722	399
*	Teradata Corp.	15,639	254
	Harris Corp.	6,800	197
*	QLogic Corp.	13,564	151

			Market
			Value•
		Shares	($000)
*	McAfee Inc.	4,100	137
*	BMC Software, Inc.	3,900	129
*	Compuware Corp.	15,277	101
	Xerox Corp.	18,700	85
	Altera Corp.	3,400	60
	National Semiconductor Corp.	4,916	50
	Fidelity National Information
	Services, Inc.	2,400	44
			80,708
Materials (2.8%)
	E.I. du Pont de
	Nemours & Co.	159,953	3,572
	Monsanto Co.	39,461	3,279
	Praxair, Inc.	23,087	1,553
	Eastman Chemical Co.	34,883	935
	United States Steel Corp.	42,762	904
	Ball Corp.	19,400	842
	Dow Chemical Co.	79,399	669
	Nucor Corp.	14,201	542
*	Pactiv Corp.	14,100	206
			12,502
Other (0.1%)
2	Miscellaneous Securities		435

Telecommunication Services (3.7%)
	AT&T Inc.	338,835	8,539
	Verizon Communications Inc.	184,996	5,587
*	American Tower Corp.
	Class A	41,222	1,254
	Windstream Corp.	65,006	524
	Embarq Corp.	8,891	336
	CenturyTel, Inc.	600	17
			16,257
Utilities (4.1%)
	Dominion Resources, Inc.	99,200	3,074
	FirstEnergy Corp.	65,000	2,509
	Sempra Energy	49,213	2,276
	CenterPoint Energy Inc.	196,139	2,046
	Entergy Corp.	28,726	1,956
	American Electric
	Power Co., Inc.	72,324	1,827
	FPL Group, Inc.	27,808	1,411
	Questar Corp.	45,947	1,352
	CMS Energy Corp.	73,438	869
	DTE Energy Co.	17,200	476
	NiSource, Inc.	25,500	250
	Pinnacle West Capital Corp.	3,191	85
*	AES Corp.	5,741	33
			18,164
Total Common Stocks
(Cost $574,892)			442,229
Temporary Cash Investments (0.1%)[1]
Money Market Fund (0.0%)
3,4	Vanguard Market Liquidity
	Fund, 0.440%	178,802	179

Structured Large-Cap Equity Fund

		Face	Market
		Amount	Value•
		($000)	($000)
U.S. Government and Agency Obligations (0.1%)
5,6	Federal Home Loan
	Mortgage Corp.,
	0.597%, 8/24/09	200	200
5,6	Federal Home Loan
	Mortgage Corp.,
	0.592%, 8/26/09	200	199
			399
Total Temporary Cash Investments
(Cost $578)			578
Total Investments (100.0%)
(Cost $575,470)			442,807
Other Assets and Liabilities (0.0%)
Other Assets			920
Liabilities[4]			(971)
			(51)
Net Assets (100%)			442,756

At March 31, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	840,218
Undistributed Net Investment Income	2,118
Accumulated Net Realized Losses	(266,956)
Unrealized Appreciation (Depreciation)
Investment Securities	(132,663)
Futures Contracts	39
Net Assets	442,756

Institutional Shares—Net Assets
Applicable to 6,184,354 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	91,672
Net Asset Value Per Share—
Institutional Shares	$14.82

Institutional Plus Shares—Net Assets
Applicable to 11,838,252 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	351,084
Net Asset Value Per Share—
Institutional Plus Shares	$29.66

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $157,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.0%, respectively, of net assets.

2 Securities representing up to 5% of the market value of unaffiliated securities are permitted to be combined and reported as “miscellaneous securities” provided that they have been held for less than one year and not previously reported by name.

3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4 Includes $179,000 of collateral received for securities on loan.

5 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

6 Securities with a value of $399,000 have been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

Structured Large-Cap Equity Fund

Statement of Operations

Six Months Ended
March 31, 2009
($000)
Investment Income
Income
Dividends	7,153
Interest[1]	34
Security Lending	14
Total Income	7,201
Expenses
The Vanguard Group—Note B
Investment Advisory Services	201
Management and Administrative—Institutional Shares	52
Management and Administrative—Institutional Plus Shares	83
Marketing and Distribution—Institutional Shares	19
Marketing and Distribution—Institutional Plus Shares	80
Custodian Fees	12
Auditing Fees	1
Shareholders’ Reports—Institutional Shares	1
Shareholders’ Reports—Institutional Plus Shares	1
Total Expenses	450
Net Investment Income	6,751
Realized Net Gain (Loss)
Investment Securities Sold	(223,649)
Futures Contracts	(2,795)
Realized Net Gain (Loss)	(226,444)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(31,192)
Futures Contracts	475
Change in Unrealized Appreciation (Depreciation)	(30,717)
Net Increase (Decrease) in Net Assets Resulting from Operations	(250,410)

1 Interest income from an affiliated company of the fund was $24,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Structured Large-Cap Equity Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	6,751	18,118
Realized Net Gain (Loss)	(226,444)	(55,634)
Change in Unrealized Appreciation (Depreciation)	(30,717)	(192,095)
Net Increase (Decrease) in Net Assets Resulting from Operations	(250,410)	(229,611)
Distributions
Net Investment Income
Institutional Shares	(3,907)	(2,671)
Institutional Plus Shares	(13,919)	(12,716)
Realized Capital Gain[1]
Institutional Shares	—	(2,428)
Institutional Plus Shares	—	(10,809)
Total Distributions	(17,826)	(28,624)
Capital Share Transactions
Institutional Shares	2,928	(5,788)
Institutional Plus Shares	(104,504)	70,557
Net Increase (Decrease) from Capital Share Transactions	(101,576)	64,769
Total Increase (Decrease)	(369,812)	(193,466)
Net Assets
Beginning of Period	812,568	1,006,034
End of Period[2]	442,756	812,568

1 Includes fiscal 2008 short-term gain distributions totaling $9,615,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

2 Net Assets—End of Period includes undistributed net investment income of $2,118,000 and $13,193,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Structured Large-Cap Equity Fund

Financial Highlights

Institutional Shares
	Six Months			May 16,
	Ended	Year Ended		2006[1] to
	March 31,	September 30,		Sept. 30,
For a Share Outstanding Throughout Each Period	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$22.56	$29.98	$26.03	$24.96
Investment Operations
Net Investment Income	.204[2]	.492	.476[2]	.130
Net Realized and Unrealized Gain (Loss) on Investments	(7.301)	(7.091)	3.657	.940
Total from Investment Operations	(7.097)	(6.599)	4.133	1.070
Distributions
Dividends from Net Investment Income	(.643)	(.430)	(.172)	—
Distributions from Realized Capital Gains	—	(.391)	(.011)	—
Total Distributions	(.643)	(.821)	(.183)	—
Net Asset Value, End of Period	$14.82	$22.56	$29.98	$26.03

Total Return	–31.69%	–22.52%	15.94%	4.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$92	$135	$187	$127
Ratio of Total Expenses to Average Net Assets	0.24%[3]	0.20%	0.25%	0.25%[3]
Ratio of Net Investment Income to Average Net Assets	2.55%[3]	1.91%	1.69%	1.67%[3]
Portfolio Turnover Rate	105%[3]	72%	54%[4]	30%

1 Inception.

2 Calculated based on average shares outstanding.

3 Annualized.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Structured Large-Cap Equity Fund

Financial Highlights

Institutional Plus Shares
	Six Months			May 15,
	Ended	Year Ended		2006[1] to
	March 31,	September 30,		Sept. 30,
For a Share Outstanding Throughout Each Period	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$45.15	$60.02	$52.07	$50.00
Investment Operations
Net Investment Income	.421[2]	1.025	1.018[2]	.250
Net Realized and Unrealized Gain (Loss) on Investments	(14.595)	(14.193)	7.317	1.820
Total from Investment Operations	(14.174)	(13.168)	8.335	2.070
Distributions
Dividends from Net Investment Income	(1.316)	(.920)	(.363)	—
Distributions from Realized Capital Gains	—	(.782)	(.022)	—
Total Distributions	(1.316)	(1.702)	(.385)	—
Net Asset Value, End of Period	$29.66	$45.15	$60.02	$52.07

Total Return	–31.63%	–22.46%	16.07%	4.14%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$351	$677	$819	$203
Ratio of Total Expenses to Average Net Assets	0.16%[3]	0.12%	0.15%	0.15%[3]
Ratio of Net Investment Income to Average Net Assets	2.63%[3]	1.99%	1.79%	1.77%[3]
Portfolio Turnover Rate	105%[3]	72%	54%[4]	30%

1 Inception.

2 Calculated based on average shares outstanding.

3 Annualized.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Structured Large-Cap Equity Fund

Notes to Financial Statements

Vanguard Structured Large-Cap Equity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and Institutional Plus Shares. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. Institutional Plus Shares are available to investors who invest a minimum amount of $200 million ($100 million for investors with total Vanguard investments of at least $1 billion).

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2006–2008), and for the period ended March 31, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market

Structured Large-Cap Equity Fund

Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At March 31, 2009, the fund had contributed capital of $115,000 to Vanguard (included in Other Assets), representing 0.03% of the fund’s net assets and 0.05% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the six months ended March 31, 2009, the fund realized $20,147,000 of net capital losses resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such losses are not taxable losses to the fund, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2008, the fund had available realized losses of $61,104,000 to offset future net capital gains through September 30, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At March 31, 2009, the cost of investment securities for tax purposes was $575,470,000. Net unrealized depreciation of investment securities for tax purposes was $132,663,000, consisting of unrealized gains of $7,524,000 on securities that had risen in value since their purchase and $140,187,000 in unrealized losses on securities that had fallen in value since their purchase.

Structured Large-Cap Equity Fund

At March 31, 2009, the aggregate settlement value of open futures contracts expiring in June 2009 and the related unrealized appreciation (depreciation) were:

			($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
S&P 500 Index	2	398	38
E-mini S&P 500 Index	3	119	1

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the six months ended March 31, 2009, the fund purchased $328,486,000 of invest

E. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	March 31, 2009		September 30, 2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	2,723	171	2,581	99
Issued in Lieu of Cash Distributions	1,002	62	958	35
Redeemed	(797)	(54)	(9,327)	(359)
Net Increase (Decrease)—Institutional Shares	2,928	179	(5,788)	(225)
Institutional Plus Shares
Issued	37,278	1,172	53,067	1,029
Issued in Lieu of Cash Distributions	7,918	246	17,490	316
Redeemed	(149,700)	(4,575)	—	—
Net Increase (Decrease)—Institutional Plus Shares	(104,504)	(3,157)	70,557	1,345

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Structured Large-Cap Equity Fund

Level 1—Quote'd prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of March 31, 2009, based on the inputs used to value them:

	Investments	Futures
	in Securities	Contracts
Valuation Inputs	($000)	($000)
Level 1—Quoted prices	442,408	39
Level 2—Other significant observable inputs	399	—
Level 3—Significant unobservable inputs	—	—
Total	442,807	39

Structured Large-Cap Growth Fund

Fund Profile

As of March 31, 2009

Portfolio Characteristics
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	237	636	4,489
Median Market Cap	$28.0B	$27.1B	$22.3B
Price/Earnings Ratio	11.8x	13.1x	15.0x
Price/Book Ratio	2.6x	2.7x	1.7x
Yield[3]		2.1%	2.7%
Institutional Shares	1.9%
Institutional
Plus Shares	1.9%
Return on Equity	23.4%	23.6%	20.2%
Earnings Growth Rate	22.3%	21.6%	15.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate[4]	61%	—	—
Expense Ratio[5]		—	—
Institutional Shares	0.25%
Institutional
Plus Shares	0.17%
Short-Term Reserves	0.5%	—	—

Sector Diversification (% of equity exposure)
		Comparative	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	11.1%	10.2%	9.4%
Consumer Staples	12.9	13.9	11.2
Energy	8.2	7.9	12.3
Financials	4.0	3.3	13.1
Health Care	14.2	14.9	14.6
Industrials	12.1	11.9	10.0
Information Technology	31.1	31.1	17.7
Materials	4.1	4.2	3.7
Telecommunication
Services	0.8	0.8	3.6
Utilities	1.5	1.8	4.4

Ten Largest Holdings[6] (% of total net assets)

International Business
Machines Corp.	computer hardware	3.7%
Microsoft Corp.	systems software	3.5
Cisco Systems, Inc.	communications
	equipment	2.8
Wal-Mart Stores, Inc.	hypermarkets and
	super centers	2.5
Apple Inc.	computer hardware	2.3
Intel Corp.	semiconductors	2.1
Hewlett-Packard Co.	computer hardware	2.1
ExxonMobil Corp.	integrated oil
	and gas	1.8
Philip Morris
International Inc.	tobacco	1.8
Abbott Laboratories	pharmaceuticals	1.8
Top Ten		24.4%

Volatility Measures[7]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	1.00	0.95
Beta	1.00	0.98

Investment Focus

1 Russell 1000 Growth Index.

2 Dow Jones Wilshire 5000 Index.

3 30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary.

4 Annualized.

5 The expense ratios shown are from the prospectus dated January 23, 2009, and represent estimated costs for the current fiscal year based on the fund’s current net assets. For the six months ended March 31, 2009, the annualized expense ratios were 0.24% for Institutional Shares and 0.16% for Institutional Plus Shares.

6 “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

7 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

Structured Large-Cap Growth Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): January 19, 2006–March 31, 2009

Total Returns: Periods Ended March 31, 2009
			Since
	Inception Date	One Year	Inception[1]
Institutional Shares	6/22/2007	–35.49%	–26.02%
Institutional Plus Shares	1/19/2006	–35.42	–11.11

1 The fund commenced operations as a registered investment company on October 3, 2006. The fund’s performance includes the performance of a predecessor trust, Vanguard Fiduciary Trust Company Structured Large-Cap Growth Trust, from January 19, 2006, to October 3, 2006. Performance is calculated since the following inception dates: January 19, 2006, for Institutional Plus Shares; June 22, 2007, for Institutional Shares.

2 Six months ended March 31, 2009.

Note: See Financial Highlights tables for dividend and capital gains information.

Structured Large-Cap Growth Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (11.0%)
	McDonald’s Corp.	9,464	516
*	AutoZone Inc.	1,420	231
*	DIRECTV Group, Inc.	9,760	222
*	Apollo Group, Inc. Class A	2,800	219
	Ross Stores, Inc.	6,000	215
*	Big Lots Inc.	9,600	200
*	Amazon.com, Inc.	2,700	198
*	ITT Educational Services, Inc.	1,600	194
	The Gap, Inc.	13,600	177
	NIKE, Inc. Class B	3,728	175
	H & R Block, Inc.	9,600	175
	Omnicom Group Inc.	7,402	173
	Target Corp.	4,920	169
	Comcast Corp. Special
	Class A	12,300	158
	Comcast Corp. Class A	10,629	145
	TJX Cos., Inc.	5,300	136
	Darden Restaurants Inc.	3,700	127
*	Liberty Media Corp.	6,100	122
	Polo Ralph Lauren Corp.	2,781	118
	WABCO Holdings Inc.	9,301	115
	Yum! Brands, Inc.	4,100	113
	Tim Hortons, Inc.	3,700	94
*	Urban Outfitters, Inc.	5,600	92
	Sherwin-Williams Co.	1,300	68
	The McGraw-Hill Cos., Inc.	2,900	66
*	GameStop Corp. Class A	1,900	53
	Lowe’s Cos., Inc.	2,823	52
	Advance Auto Parts, Inc.	1,200	49
*	Coach, Inc.	2,800	47
*	Viacom Inc. Class B	2,659	46
	News Corp., Class A	3,834	25
*	DISH Network Corp.	1,386	15
*	Penn National Gaming, Inc.	300	7
	Weight Watchers
	International, Inc.	200	4
			4,516

			Market
			Value•
		Shares	($000)
Consumer Staples (12.8%)
	Wal-Mart Stores, Inc.	19,357	1,009
	Philip Morris International Inc.	20,969	746
	The Coca-Cola Co.	14,748	648
	PepsiCo, Inc.	10,511	541
	The Procter & Gamble Co.	10,003	471
	Colgate-Palmolive Co.	5,005	295
	Altria Group, Inc.	17,469	280
	CVS Caremark Corp.	9,284	255
	H.J. Heinz Co.	5,700	188
	Costco Wholesale Corp.	3,375	156
	The Kroger Co.	6,800	144
	Lorillard, Inc.	2,100	130
*	Energizer Holdings, Inc.	1,600	80
	Walgreen Co.	2,910	76
	Campbell Soup Co.	2,600	71
	Sysco Corp.	2,794	64
	General Mills, Inc.	800	40
	Alberto-Culver Co.	1,000	23
*	Dean Foods Co.	500	9
	Herbalife Ltd.	500	7
	Avon Products, Inc.	300	6
			5,239
Energy (8.2%)
	ExxonMobil Corp.	11,073	754
	Occidental Petroleum Corp.	8,000	445
	Schlumberger Ltd.	10,600	431
*	Southwestern Energy Co.	7,200	214
	Murphy Oil Corp.	4,700	210
	Peabody Energy Corp.	8,000	200
	Noble Corp.	5,652	136
	EOG Resources, Inc.	2,350	129
*	National Oilwell Varco Inc.	4,148	119
*	Pride International, Inc.	5,700	102
	CONSOL Energy, Inc.	3,900	98
	ENSCO International, Inc.	3,697	98
	Massey Energy Co.	6,600	67
	El Paso Corp.	10,400	65
*	Dresser Rand Group, Inc.	2,000	44
*	Alpha Natural Resources, Inc.	2,400	43

Structured Large-Cap Growth Fund

			Market
			Value•
		Shares	($000)
	Diamond Offshore Drilling, Inc.	600	38
	Tesoro Corp.	2,800	38
	Foundation Coal Holdings, Inc.	2,500	36
	Chesapeake Energy Corp.	1,700	29
	Sunoco, Inc.	700	18
	Tidewater Inc.	300	11
*	Cameron International Corp.	300	7
	Holly Corp.	200	4
			3,336
Financials (4.0%)
	Northern Trust Corp.	4,330	259
	AFLAC Inc.	10,169	197
	Charles Schwab Corp.	11,315	175
*	TD Ameritrade Holding Corp.	11,100	153
	State Street Corp.	3,366	104
*	Nasdaq Stock Market Inc.	4,800	94
	American Express Co.	6,427	88
	The Goldman Sachs
	Group, Inc.	816	87
	CME Group, Inc.	342	84
	Morgan Stanley	3,700	84
	Hudson City Bancorp, Inc.	6,200	72
	Simon Property
	Group, Inc. REIT	1,833	63
	Kilroy Realty Corp. REIT	2,400	41
*	The St. Joe Co.	2,300	39
	Federated Investors, Inc.	1,600	36
*	SLM Corp.	4,800	24
	Axis Capital Holdings Ltd.	600	14
*	Investment Technology
	Group, Inc.	400	10
			1,624
Health Care (14.2%)
	Abbott Laboratories	15,469	738
	Bristol-Myers Squibb Co.	26,818	588
	Johnson & Johnson	7,812	411
	Baxter International, Inc.	6,442	330
*	Gilead Sciences, Inc.	7,070	327
*	Biogen Idec Inc.	5,731	300
*	Medco Health Solutions, Inc.	6,890	285
	Medtronic, Inc.	9,440	278
	Quest Diagnostics, Inc.	5,500	261
*	Express Scripts Inc.	4,378	202
*	Watson Pharmaceuticals, Inc.	6,000	187
*	DaVita, Inc.	3,500	154
	Schering-Plough Corp.	6,432	151
	McKesson Corp.	4,240	149
	Beckman Coulter, Inc.	2,800	143
	AmerisourceBergen Corp.	4,330	141
*	Thermo Fisher Scientific, Inc.	3,900	139
	Becton, Dickinson & Co.	1,941	131
	Merck & Co., Inc.	4,803	128
	Omnicare, Inc.	5,000	122
*	Mylan Inc.	8,900	119
	Eli Lilly & Co.	3,400	114

			Market
			Value•
		Shares	($000)
*	Endo Pharmaceuticals
	Holdings, Inc.	4,700	83
*	Warner Chilcott Ltd.	7,200	76
*	Genzyme Corp.	700	42
*	Community Health
	Systems, Inc.	2,600	40
*	Forest Laboratories, Inc.	1,800	40
*	Celgene Corp.	800	36
*	Waters Corp.	500	18
*	Gen-Probe Inc.	400	18
*	Cephalon, Inc.	238	16
*	Lincare Holdings, Inc.	600	13
*	WellPoint Inc.	200	8
			5,788
Industrials (12.0%)
	United Technologies Corp.	9,882	425
	Union Pacific Corp.	7,866	323
	Lockheed Martin Corp.	4,204	290
	Honeywell International Inc.	8,580	239
	3M Co.	4,726	235
	Goodrich Corp.	4,900	186
	L-3 Communications
	Holdings, Inc.	2,700	183
	Emerson Electric Co.	6,346	181
	Norfolk Southern Corp.	5,100	172
	Flowserve Corp.	2,800	157
	Burlington Northern
	Santa Fe Corp.	2,600	156
	The Dun & Bradstreet Corp.	2,000	154
	Fluor Corp.	4,400	152
	Waste Management, Inc.	5,458	140
	ITT Industries, Inc.	3,600	138
*	AGCO Corp.	6,700	131
	Dover Corp.	4,500	119
	Bucyrus International, Inc.	7,200	109
*	Jacobs Engineering Group Inc.	2,800	108
	Deere & Co.	3,100	102
	United Parcel Service, Inc.	2,047	101
	Joy Global Inc.	4,500	96
	Raytheon Co.	2,204	86
	The Boeing Co.	2,304	82
	CSX Corp.	3,135	81
	Northrop Grumman Corp.	1,800	79
	Precision Castparts Corp.	1,277	77
	Ryder System, Inc.	2,700	76
	Pitney Bowes, Inc.	3,200	75
	J.B. Hunt Transport
	Services, Inc.	3,000	72
*	First Solar, Inc.	500	66
	GATX Corp.	3,216	65
	The Timken Co.	3,700	52
	Danaher Corp.	900	49
*	Kirby Corp.	1,600	43
*	Stericycle, Inc.	800	38
	Parker Hannifin Corp.	900	31

Structured Large-Cap Growth Fund

			Market
			Value•
		Shares	($000)
	Cooper Industries, Inc.
	Class A	700	18
	Caterpillar, Inc.	325	9
*	WESCO International, Inc.	500	9
	Copa Holdings SA Class A	200	6
			4,911
Information Technology (31.1%)
	International Business
	Machines Corp.	15,607	1,512
	Microsoft Corp.	78,785	1,447
*	Cisco Systems, Inc.	67,450	1,131
*	Apple Inc.	9,012	947
	Intel Corp.	57,720	869
	Hewlett-Packard Co.	27,077	868
*	Google Inc.	2,075	722
*	Oracle Corp.	39,796	719
	QUALCOMM Inc.	9,803	381
	Accenture Ltd.	10,335	284
	Visa Inc.	5,100	284
	Texas Instruments, Inc.	13,761	227
	Automatic Data
	Processing, Inc.	6,100	214
*	Broadcom Corp.	9,700	194
	Xilinx, Inc.	10,000	192
*	Juniper Networks, Inc.	12,400	187
	Analog Devices, Inc.	9,100	175
*	BMC Software, Inc.	5,310	175
*	EMC Corp.	15,294	174
*	Metavante Technologies	8,500	170
	CA, Inc.	9,300	164
*	Marvell Technology
	Group Ltd.	16,700	153
*	Affiliated Computer
	Services, Inc. Class A	2,900	139
*	Alliance Data Systems Corp.	3,600	133
*	eBay Inc.	10,056	126
*	Sohu.com Inc.	3,000	124
*	Western Digital Corp.	6,000	116
	Diebold, Inc.	5,000	107
*	Adobe Systems, Inc.	4,783	102
	Broadridge Financial
	Solutions LLC	5,300	99
*	Agilent Technologies, Inc.	6,200	95
*	Dell Inc.	8,081	77
	Linear Technology Corp.	3,100	71
*	NCR Corp.	6,800	54
*	Hewitt Associates, Inc.	1,600	48
*	Mettler-Toledo
	International Inc.	900	46
*	Genpact, Ltd.	3,900	35
*	LSI Corp.	9,900	30
*	Integrated Device Technology Inc.	5,800	26
*	Teradata Corp.	1,400	23
*	WebMD Health Corp. Class A	800	18
*	Dolby Laboratories Inc.	500	17

			Market
			Value•
		Shares	($000)
*	McAfee Inc.	500	17
	MasterCard, Inc. Class A	100	17
	Altera Corp.	300	5
*	Yahoo! Inc.	300	4
			12,718
	Materials (4.0%)
	Monsanto Co.	5,727	476
	Praxair, Inc.	4,170	281
	The Mosaic Co.	4,600	193
	FMC Corp.	3,400	147
	Airgas, Inc.	4,300	145
	Greif Inc. Class A	3,300	110
	United States Steel Corp.	4,600	97
	Celanese Corp. Series A	6,070	81
	Cliffs Natural Resources Inc.	2,800	51
	Newmont Mining Corp.
	(Holding Co.)	1,000	45
	Terra Industries, Inc.	1,000	28
	Ball Corp.	100	4
			1,658
	Telecommunication Services (0.8%)
*	American Tower Corp.
	Class A	7,600	231
	Embarq Corp.	2,114	80
			311
	Utilities (1.5%)
	Entergy Corp.	2,700	184
	Public Service Enterprise
	Group, Inc.	5,749	169
	Exelon Corp.	2,372	108
	CenterPoint Energy Inc.	7,300	76
*	AES Corp.	6,800	39
*	Mirant Corp.	1,800	21
			597
	Total Common Stocks
	(Cost $49,837)		40,698
	Temporary Cash Investments (1.0%)[1]
	Money Market Fund (0.7%)
2	Vanguard Market
	Liquidity Fund, 0.440%	280,231	280

		Face
		Amount
		($000)
	U.S. Government and Agency Obligations (0.3%)
3,4	Federal National
	Mortgage Assn.,
	0.541%, 7/30/09	100	100
	Total Temporary Cash Investments
	(Cost $380)		380
	Total Investments (100.6%)
	(Cost $50,217)		41,078

Structured Large-Cap Growth Fund

Market
Value•
($000)
Other Assets and Liabilities (–0.6%)
Other Assets	73
Liabilities	(301)
(228)
Net Assets (100%)	40,850

At March 31, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	63,711
Undistributed Net Investment Income	116
Accumulated Net Realized Losses	(13,832)
Unrealized Appreciation (Depreciation)
Investment Securities	(9,139)
Futures Contracts	(6)
Net Assets	40,850

Institutional Shares—Net Assets
Applicable to 466,974 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	7,594
Net Asset Value Per Share—
Institutional Shares	$16.26

Institutional Plus Shares—Net Assets
Applicable to 1,026,701 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	33,256
Net Asset Value Per Share—
Institutional Plus Shares	$32.39

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.6%, respectively, of net assets.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

4 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

Structured Large-Cap Growth Fund

Statement of Operations

Six Months Ended
March 31, 2009
($000)
Investment Income
Income
Dividends	385
Interest[1]	1
Total Income	386
Expenses
The Vanguard Group—Note B
Investment Advisory Services	—
Management and Administrative—Institutional Shares	6
Management and Administrative—Institutional Plus Shares	18
Marketing and Distribution—Institutional Shares	2
Marketing and Distribution—Institutional Plus Shares	4
Custodian Fees	6
Auditing Fees	1
Total Expenses	37
Net Investment Income	349
Realized Net Gain (Loss)
Investment Securities Sold	(9,868)
Futures Contracts	(140)
Realized Net Gain (Loss)	(10,008)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(5,357)
Futures Contracts	18
Change in Unrealized Appreciation (Depreciation)	(5,339)
Net Increase (Decrease) in Net Assets Resulting from Operations	(14,998)

1 Interest income from an affiliated company of the fund was $1,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Structured Large-Cap Growth Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	349	709
Realized Net Gain (Loss)	(10,008)	(3,652)
Change in Unrealized Appreciation (Depreciation)	(5,339)	(12,383)
Net Increase (Decrease) in Net Assets Resulting from Operations	(14,998)	(15,326)
Distributions
Net Investment Income
Institutional Shares	(137)	(80)
Institutional Plus Shares	(618)	(553)
Realized Capital Gain[1]
Institutional Shares	—	(169)
Institutional Plus Shares	—	(1,114)
Total Distributions	(755)	(1,916)
Capital Share Transactions
Institutional Shares	137	4,149
Institutional Plus Shares	618	1,667
Net Increase (Decrease) from Capital Share Transactions	755	5,816
Total Increase (Decrease)	(14,998)	(11,426)
Net Assets
Beginning of Period	55,848	67,274
End of Period[2]	40,850	55,848

1 Includes fiscal 2008 short-term gain distributions totaling $540,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

2 Net Assets—End of Period includes undistributed net investment income of $116,000 and $522,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Structured Large-Cap Growth Fund

Financial Highlights

Institutional Shares
	Six Months	Year	June 22,
	Ended	Ended	2007[1] to
	March 31,	Sept. 30,	Sept. 30,
For a Share Outstanding Throughout Each Period	2009	2008	2007
Net Asset Value, Beginning of Period	$22.63	$29.93	$29.04
Investment Operations
Net Investment Income	.135	.283	.050
Net Realized and Unrealized Gain (Loss) on Investments	(6.208)	(6.742)	.840
Total from Investment Operations	(6.073)	(6.459)	.890
Distributions
Dividends from Net Investment Income	(.297)	(.270)	—
Distributions from Realized Capital Gains	—	(.571)	—
Total Distributions	(.297)	(.841)	—
Net Asset Value, End of Period	$16.26	$22.63	$29.93

Total Return	–26.91%	–22.20%	3.06%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8	$10	$9
Ratio of Total Expenses to Average Net Assets	0.24%[2]	0.20%	0.25%[2]
Ratio of Net Investment Income to Average Net Assets	1.60%[2]	1.07%	0.84%[2]
Portfolio Turnover Rate	61%[2]	70%	56%

1 Inception.

2 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Structured Large-Cap Growth Fund

Financial Highlights

Institutional Plus Shares
	Six Months	Year	Oct. 3,
	Ended	Ended	2006[1] to
	March 31,	Sept. 30,	Sept. 30,
For a Share Outstanding Throughout Each Period	2009	2008	2007
Net Asset Value, Beginning of Period	$45.07	$59.60	$50.00
Investment Operations
Net Investment Income	.283	.591	.547
Net Realized and Unrealized Gain (Loss) on Investments	(12.350)	(13.420)	9.256
Total from Investment Operations	(12.067)	(12.829)	9.803
Distributions
Dividends from Net Investment Income	(.613)	(.564)	(.150)
Distributions from Realized Capital Gains	—	(1.137)	(.053)
Total Distributions	(.613)	(1.701)	(.203)
Net Asset Value, End of Period	$32.39	$45.07	$59.60

Total Return	–26.85%	–22.16%	19.66%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$33	$45	$58
Ratio of Total Expenses to Average Net Assets	0.16%[2]	0.12%	0.15%[2]
Ratio of Net Investment Income to Average Net Assets	1.68%[2]	1.15%	0.94%[2]
Portfolio Turnover Rate	61%[2]	70%	56%

1 Commencement of operations as a registered investment company.

2 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Structured Large-Cap Growth Fund

Notes to Financial Statements

Vanguard Structured Large-Cap Growth Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and Institutional Plus Shares. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. Institutional Plus Shares are available to investors who invest a minimum amount of $200 million ($100 million for investors with total Vanguard investments of at least $1 billion).

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2007–2008) and for the period ended March 31, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Structured Large-Cap Growth Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At March 31, 2009, the fund had contributed capital of $11,000 to Vanguard (included in Other Assets), representing 0.03% of the fund’s net assets and 0.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2008, the fund had available realized losses of $3,839,000 to offset future net capital gains through September 30, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At March 31, 2009, the cost of investment securities for tax purposes was $50,217,000. Net unrealized depreciation of investment securities for tax purposes was $9,139,000, consisting of unrealized gains of $1,436,000 on securities that had risen in value since their purchase and $10,575,000 in unrealized losses on securities that had fallen in value since their purchase.

At March 31, 2009, the aggregate settlement value of open futures contracts expiring in June 2009 and the related unrealized appreciation (depreciation) were:

($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
E-mini S&P 500 Index	4	159	(6)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Structured Large-Cap Growth Fund

D. During the six months ended March 31, 2009, the fund purchased $13,660,000 of investment securities and sold $13,262,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	March 31, 2009		September 30, 2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	—	—	5,000	194
Issued in Lieu of Cash Distributions	137	8	249	9
Redeemed	—	—	(1,100)	(40)
Net Increase (Decrease)—Institutional Shares	137	8	4,149	163
Institutional Plus Shares
Issued	—	—	—	—
Issued in Lieu of Cash Distributions	618	18	1,667	29
Redeemed	—	—	—	—
Net Increase (Decrease)—Institutional Plus Shares	618	18	1,667	29

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of March 31, 2009, based on the inputs used to value them:

	Investments	Futures
	in Securities	Contracts
Valuation Inputs	($000)	($000)
Level 1—Quoted prices	40,978	(6)
Level 2—Other significant observable inputs	100	—
Level 3—Significant unobservable inputs	—	—
Total	41,078	(6)

Structured Large-Cap Value Fund

Fund Profile

As of March 31, 2009

Portfolio Characteristics
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	193	643	4,489
Median Market Cap	$32.3B	$32.3B	$22.3B
Price/Earnings Ratio	12.2x	16.3x	15.0x
Price/Book Ratio	1.4x	1.2x	1.7x
Yield—Institutional
Plus Shares[3]	3.4%	3.5%	2.7%
Return on Equity	19.1%	18.1%	20.2%
Earnings Growth Rate	10.1%	8.6%	15.0%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate[4]	63%	—	—
Expense Ratio[5]		—	—
Institutional
Plus Shares	0.17%
Short-Term Reserves	0.4%	—	—

Sector Diversification (% of equity exposure)
		Comparative	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	9.7%	8.6%	9.4%
Consumer Staples	9.3	10.0	11.2
Energy	17.7	17.7	12.3
Financials	20.6	20.4	13.1
Health Care	14.3	14.5	14.6
Industrials	8.3	7.7	10.0
Information Technology	3.4	3.3	17.7
Materials	3.1	3.2	3.7
Telecommunication
Services	6.9	7.3	3.6
Utilities	6.7	7.3	4.4

Ten Largest Holdings[6] (% of total net assets)

ExxonMobil Corp.	integrated oil
	and gas	7.8%
Chevron Corp.	integrated oil
	and gas	4.3
AT&T Inc.	integrated
	telecommunication
	services	3.9
Johnson & Johnson	pharmaceuticals	3.0
Pfizer Inc.	pharmaceuticals	2.6
General Electric Co.	industrial
	conglomerate	2.5
The Procter & Gamble Co.	household products	2.5
Verizon	integrated
Communications Inc.	telecommunication
	services	2.4
JPMorgan Chase & Co.	diversified
	financial services	2.4
Amgen Inc.	biotechnology	2.0
Top Ten		33.4%

Volatility Measures[7]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	1.00	0.94
Beta	1.00	1.01

Investment Focus

1 Russell 1000 Value Index.

2 Dow Jones Wilshire 5000 Index.

3 30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary.

4 Annualized.

5 The expense ratio shown is from the prospectus dated January 23, 2009, and represents estimated costs for the current fiscal year based on the fund’s current net assets. For the six months ended March 31, 2009, the annualized expense ratio was 0.16%.

6 “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

7 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

Structured Large-Cap Value Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): December 15, 2005–March 31, 2009

Average Annual Total Returns: Periods Ended March 31, 2009
			Since
	Inception Date	One Year	Inception[1]
Institutional Plus Shares	12/15/2005	–43.47%	–13.52%

1 The fund commenced operations as a registered investment company on January 18, 2007. The fund’s performance includes the performance of a predecessor trust, Vanguard Fiduciary Trust Company Structured Large-Cap Value Trust, from December 15, 2005, to January 18, 2007. Performance is calculated since December 15, 2005.

2 Six months ended March 31, 2009.

Note: See Financial Highlights tables for dividend and capital gains information.

Structured Large-Cap Value Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.9%)[1]
Consumer Discretionary (9.7%)
	Home Depot, Inc.	18,400	433
	Comcast Corp. Class A	26,076	356
	The Gap, Inc.	18,900	245
	The McGraw-Hill Cos., Inc.	10,600	242
	Lowe’s Cos., Inc.	11,800	215
	VF Corp.	3,300	188
*	Ford Motor Co.	68,000	179
	Hasbro, Inc.	5,800	145
	Comcast Corp. Special Class A	11,200	144
	Autoliv, Inc.	7,200	134
	The Walt Disney Co.	7,090	129
	Foot Locker, Inc.	12,100	127
	The Stanley Works	3,400	99
	McDonald’s Corp.	1,804	98
	RadioShack Corp.	11,300	97
	Wyndham Worldwide Corp.	22,900	96
	Omnicom Group Inc.	4,000	94
	Limited Brands, Inc.	10,300	90
	Pulte Homes, Inc.	7,100	78
	Lennar Corp. Class A	10,100	76
	Time Warner Inc.	3,640	70
	Cablevision Systems
	NY Group Class A	5,000	65
	News Corp., Class A	8,410	56
*	Warner Music Group Corp.	13,900	33
	D. R. Horton, Inc.	2,400	23
*	Time Warner Cable Inc.	913	23
	Royal Caribbean Cruises, Ltd.	2,800	22
*	Interpublic Group of Cos., Inc.	5,400	22
	International Speedway Corp.	900	20
			3,599
Consumer Staples (9.3%)
	The Procter & Gamble Co.	19,715	928
	Archer-Daniels-Midland Co.	13,000	361
	Wal-Mart Stores, Inc.	5,200	271
	The Coca-Cola Co.	5,990	263
	The Kroger Co.	12,300	261
	ConAgra Foods, Inc.	12,400	209
	Kraft Foods Inc.	7,476	167

			Market
			Value•
		Shares	($000)
	General Mills, Inc.	3,100	155
	Molson Coors Brewing Co.
	Class B	4,370	150
	H.J. Heinz Co.	4,500	149
	CVS Caremark Corp.	5,100	140
	Altria Group, Inc.	7,930	127
*	Dr. Pepper Snapple Group, Inc.	7,200	122
	Campbell Soup Co.	4,400	120
	The Hershey Co.	700	24
	Corn Products International, Inc.	800	17
			3,464
Energy (17.7%)
	ExxonMobil Corp.	42,710	2,909
	Chevron Corp.	23,890	1,606
	ConocoPhillips Co.	16,174	633
	Anadarko Petroleum Corp.	9,350	364
	Apache Corp.	3,900	250
	Marathon Oil Corp.	5,400	142
	EOG Resources, Inc.	2,300	126
*	Encore Acquisition Co.	5,300	123
	Tesoro Corp.	8,400	113
	El Paso Corp.	17,600	110
	Valero Energy Corp.	3,800	68
	Chesapeake Energy Corp.	3,000	51
	ENSCO International, Inc.	1,300	34
	Devon Energy Corp.	700	31
	Noble Energy, Inc.	400	22
	Overseas Shipholding
	Group Inc.	600	14
			6,596
Financials (20.2%)
	JPMorgan Chase & Co.	33,980	903
	Wells Fargo & Co.	39,045	556
	The Travelers Cos., Inc.	10,700	435
	Bank of New York
	Mellon Corp.	14,743	417
	The Goldman Sachs
	Group, Inc.	3,425	363
	The Chubb Corp.	8,300	351
	Morgan Stanley	13,390	305
	State Street Corp.	9,600	296

Structured Large-Cap Value Fund

			Market
			Value•
		Shares	($000)
	U.S. Bancorp	18,970	277
	BB&T Corp.	15,950	270
	Aon Corp.	6,300	257
	Bank of America Corp.	36,835	251
	Progressive Corp. of Ohio	16,200	218
	Northern Trust Corp.	3,200	191
	Unum Group	14,900	186
	Torchmark Corp.	5,800	152
	Hudson City Bancorp, Inc.	11,500	135
	Raymond James Financial, Inc.	6,100	120
	Discover Financial Services	18,845	119
	American Financial Group, Inc.	7,400	119
	Bank of Hawaii Corp.	3,530	116
	PartnerRe Ltd.	1,600	99
	Annaly Capital
	Management Inc. REIT	7,100	99
	Capital One Financial Corp.	8,040	98
	PNC Financial Services Group	2,800	82
	MetLife, Inc.	3,591	82
	Axis Capital Holdings Ltd.	3,500	79
	Equity Residential REIT	4,280	79
	The Allstate Corp.	4,050	78
	New York Community
	Bancorp, Inc.	6,200	69
	HCP, Inc. REIT	3,400	61
	Plum Creek Timber Co.
	Inc. REIT	1,900	55
	First Horizon National Corp.	5,100	55
	Marshall & Ilsley Corp.	9,300	52
	Popular, Inc.	21,700	47
	Public Storage, Inc. REIT	800	44
	Nationwide Health
	Properties, Inc. REIT	1,900	42
	SunTrust Banks, Inc.	3,460	41
	HRPT Properties Trust REIT	11,900	38
*	Nasdaq OMX Group, Inc.	1,900	37
	Hospitality Properties
	Trust REIT	2,600	31
	Host Hotels & Resorts Inc. REIT	7,500	29
	Lincoln National Corp.	4,200	28
	Vornado Realty Trust REIT	711	24
*	The St. Joe Co.	1,200	20
	Apartment Investment & Management Co.
	Class A REIT	3,515	19
	Kilroy Realty Corp. REIT	1,100	19
	Avalonbay Communities, Inc. REIT	400	19
	Brandywine Realty Trust REIT	6,000	17
	Boston Properties, Inc. REIT	400	14
	Citigroup Inc.	4,771	12
			7,506
Health Care (14.3%)
	Johnson & Johnson	21,390	1,125
	Pfizer Inc.	71,520	974
*	Amgen Inc.	14,700	728

			Market
			Value•
		Shares	($000)
	Wyeth	9,250	398
	Covidien Ltd.	10,875	361
	Eli Lilly & Co.	8,230	275
	Bristol-Myers Squibb Co.	10,500	230
	Merck & Co., Inc.	8,080	216
	AmerisourceBergen Corp.	5,600	183
	Omnicare, Inc.	6,500	159
*	WellPoint Inc.	3,590	136
	UnitedHealth Group Inc.	6,000	126
*	LifePoint Hospitals, Inc.	5,500	115
*	Forest Laboratories, Inc.	5,000	110
	Quest Diagnostics, Inc.	900	43
	Universal Health
	Services Class B	1,100	42
*	DaVita, Inc.	900	40
	Teleflex Inc.	880	34
*	HLTH Corp.	2,509	26
			5,321
Industrials (8.3%)
	General Electric Co.	92,050	931
	United Technologies Corp.	8,100	348
	General Dynamics Corp.	7,780	324
	Norfolk Southern Corp.	7,900	267
	Waste Management, Inc.	8,900	228
	Northrop Grumman Corp.	3,650	159
	L-3 Communications
	Holdings, Inc.	2,100	142
	Raytheon Co.	3,600	140
	Ryder System, Inc.	3,900	110
	Cooper Industries, Inc. Class A	4,100	106
	Dover Corp.	3,500	92
*	AGCO Corp.	4,000	78
	Flowserve Corp.	1,100	62
	The Dun & Bradstreet Corp.	800	62
	The Timken Co.	3,400	48
			3,097
Information Technology (3.4%)
	Intel Corp.	21,900	330
*	Symantec Corp.	21,000	314
	CA, Inc.	6,700	118
	Diebold, Inc.	4,700	100
*	NCR Corp.	8,000	64
*	Integrated Device Technology Inc.	13,400	61
*	Lexmark International, Inc.	3,600	61
*	Synopsys, Inc.	2,600	54
*	QLogic Corp.	4,000	44
*	Computer Sciences Corp.	1,100	40
*	Genpact, Ltd.	4,400	39
*	Teradata Corp.	1,400	23
*	EMC Corp.	1,500	17
			1,265
Materials (3.1%)
	E.I. du Pont de Nemours & Co.	18,000	402
	FMC Corp.	3,400	147
	Celanese Corp. Series A	10,638	142

Structured Large-Cap Value Fund

			Market
			Value•
		Shares	($000)
	Eastman Chemical Co.	4,900	131
*	Owens-Illinois, Inc.	6,800	98
	United States Steel Corp.	3,000	63
	Dow Chemical Co.	7,310	62
	Schnitzer Steel
	Industries, Inc. Class A	1,800	57
	Sigma-Aldrich Corp.	1,400	53
			1,155
Other (0.2%)
2	Miscellaneous Securities		85

Telecommunication Services (6.9%)
	AT&T Inc.	58,213	1,467
	Verizon Communications Inc.	30,140	910
	Windstream Corp.	19,700	159
	Embarq Corp.	739	28
			2,564
Utilities (6.8%)
	Dominion Resources, Inc.	11,900	369
	FirstEnergy Corp.	7,384	285
	Sempra Energy	5,500	254
	American Electric
	Power Co., Inc.	8,100	205
	UGI Corp. Holding Co.	8,400	198
	CenterPoint Energy Inc.	15,900	166
	TECO Energy, Inc.	14,600	163
	FPL Group, Inc.	3,200	162
	Atmos Energy Corp.	6,500	150
	Entergy Corp.	2,200	150
	DTE Energy Co.	4,100	114
	NSTAR	2,600	83
	Southern Co.	1,539	47
	Edison International	1,500	43
	CMS Energy Corp.	3,100	37
	NiSource, Inc.	3,400	33
	Pepco Holdings, Inc.	1,558	19
	Vectren Corp.	800	17
*	Mirant Corp.	1,100	13
			2,508
Total Common Stocks
(Cost $51,244)			37,160

	Face	Market
	Amount	Value•
	($000)	($000)
Temporary Cash Investment (0.5%)[1]
U.S. Government and Agency Obligations (0.5%)
3,4 Federal National Mortgage Assn.,
0.541%, 7/30/09
(Cost $200)	200	200
Total Investments (100.4%)
(Cost $51,444)		37,360
Other Assets and Liabilities (–0.4%)
Other Assets		88
Liabilities		(248)
		(160)
Net Assets (100%)
Applicable to 1,370,426 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)		37,200
Net Asset Value Per Share		$27.14

At March 31, 2009, net assets consisted of:
		Amount
		($000)
Paid-in Capital		70,391
Undistributed Net Investment Income		299
Accumulated Net Realized Losses		(19,408)
Unrealized Appreciation (Depreciation)
Investment Securities		(14,084)
Futures Contracts		2
Net Assets		37,200

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.4%, respectively, of net assets.

2 Securities representing up to 5% of the market value of unaffiliated securities are permitted to be combined and reported as “miscellaneous securities” provided that they have been held for less than one year and not previously reported by name.

3 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.

4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

Structured Large-Cap Value Fund

Statement of Operations

Six Months Ended
March 31, 2009
($000)
Investment Income
Income
Dividends	728
Interest[1]	1
Total Income	729
Expenses
The Vanguard Group—Note B
Investment Advisory Services	—
Management and Administrative	26
Marketing and Distribution	1
Custodian Fees	5
Auditing Fees	1
Total Expenses	33
Net Investment Income	696
Realized Net Gain (Loss)
Investment Securities Sold	(14,584)
Futures Contracts	(183)
Realized Net Gain (Loss)	(14,767)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(6,610)
Futures Contracts	8
Change in Unrealized Appreciation (Depreciation)	(6,602)
Net Increase (Decrease) in Net Assets Resulting from Operations	(20,673)

1 Interest income from an affiliated company of the fund was $1,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Structured Large-Cap Value Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	696	1,897
Realized Net Gain (Loss)	(14,767)	(4,334)
Change in Unrealized Appreciation (Depreciation)	(6,602)	(17,283)
Net Increase (Decrease) in Net Assets Resulting from Operations	(20,673)	(19,720)
Distributions
Net Investment Income	(1,826)	(1,731)
Realized Capital Gain[1]	—	(5,031)
Total Distributions	(1,826)	(6,762)
Capital Share Transactions
Issued	—	4,000
Issued in Lieu of Cash Distributions	1,826	6,762
Redeemed	—	(5,000)
Net Increase (Decrease) from Capital Share Transactions	1,826	5,762
Total Increase (Decrease)	(20,673)	(20,720)
Net Assets
Beginning of Period	57,873	78,593
End of Period[2]	37,200	57,873

1 Includes fiscal 2008 short-term gain distributions totaling $1,651,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

2 Net Assets—End of Period includes undistributed net investment income of $299,000 and $1,429,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Structured Large-Cap Value Fund

Financial Highlights

Institutional Plus Shares
	Six Months	Year	Jan. 18,
	Ended	Ended	2007[1] to
	March 31,	Sept. 30,	Sept. 30,
For a Share Outstanding Throughout Each Period	2009	2008	2007
Net Asset Value, Beginning of Period	$44.00	$63.87	$60.09
Investment Operations
Net Investment Income	.520	1.426	1.030
Net Realized and Unrealized Gain (Loss) on Investments	(15.992)	(15.946)	2.750
Total from Investment Operations	(15.472)	(14.520)	3.780
Distributions
Dividends from Net Investment Income	(1.388)	(1.370)	—
Distributions from Realized Capital Gains	—	(3.980)	—
Total Distributions	(1.388)	(5.350)	—
Net Asset Value, End of Period	$27.14	$44.00	$63.87

Total Return	–35.73%	–24.47%	6.29%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$37	$58	$79
Ratio of Total Expenses to Average Net Assets	0.16%[2]	0.12%	0.15%[2]
Ratio of Net Investment Income to Average Net Assets	3.33%[2]	2.63%	2.29%[2]
Portfolio Turnover Rate	63%[2]	104%	48%

1 Commencement of operations as a registered investment company.

2 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Structured Large-Cap Value Fund

Notes to Financial Statements

Vanguard Structured Large-Cap Value Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and Institutional Plus Shares. Institutional Shares are available to investors who invest a minimum of $5 million. Institutional Plus Shares are available to investors who invest a minimum amount of $200 million ($100 million for investors with total Vanguard investments of at least $1 billion). The fund has not issued any Institutional Shares through March 31, 2009.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2007–2008) and for the period ended March 31, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

Structured Large-Cap Value Fund

5. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At March 31, 2009, the fund had contributed capital of $10,000 to Vanguard (included in Other Assets), representing 0.03% of the fund’s net assets and 0.00% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2008, the fund had available realized losses of $4,504,000 to offset future net capital gains through September 30, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At March 31, 2009, the cost of investment securities for tax purposes was $51,444,000. Net unrealized depreciation of investment securities for tax purposes was $14,084,000, consisting of unrealized gains of $978,000 on securities that had risen in value since their purchase and $15,062,000 in unrealized losses on securities that had fallen in value since their purchase.

At March 31, 2009, the aggregate settlement value of open futures contracts expiring in June 2009 and the related unrealized appreciation (depreciation) were:

($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
E-mini S&P 500 Index	1	40	2

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Structured Large-Cap Value Fund

D. During the six months ended March 31, 2009, the fund purchased $14,856,000 of investment securities and sold $13,682,000 of investment securities, other than temporary cash investments.

E. Capital shares issued and redeemed were:

	Six Months Ended	Year Ended
	March 31, 2009	September 30, 2008
	Shares	Shares
	(000)	(000)
Issued	—	73
Issued in Lieu of Cash Distributions	55	122
Redeemed	—	(110)
Net Increase (Decrease) in Shares Outstanding	55	85

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of March 31, 2009, based on the inputs used to value them:

	Investments	Futures
	in Securities	Contracts
Valuation Inputs	($000)	($000)
Level 1—Quoted prices	37,160	2
Level 2—Other significant observable inputs	200	—
Level 3—Significant unobservable inputs	—	—
Total	37,360	2

Structured Broad Market Fund

Fund Profile

As of March 31, 2009

Portfolio Characteristics
		Comparative	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	422	2,889	4,489
Median Market Cap	$20.7B	$22.3B	$22.3B
Price/Earnings Ratio	11.9x	14.9x	15.0x
Price/Book Ratio	1.7x	1.7x	1.7x
Yield[3]		2.7%	2.7%
Institutional Shares	2.5%
Institutional
Plus Shares	2.6%
Return on Equity	20.5%	20.4%	20.2%
Earnings Growth Rate	15.8%	15.3%	15.0%
Foreign Holdings	0.1%	0.0%	0.0%
Turnover Rate[4]	77%	—	—
Expense Ratio[5]		—	—
Institutional Shares	0.25%
Institutional
Plus Shares	0.17%
Short-Term Reserves	0.1%	—	—

Sector Diversification (% of equity exposure)
		Comparative	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	10.5%	9.7%	9.4%
Consumer Staples	10.5	11.5	11.2
Energy	12.4	11.8	12.3
Financials	13.0	12.0	13.1
Health Care	14.4	14.8	14.6
Industrials	10.0	10.3	10.0
Information Technology	18.5	18.1	17.7
Materials	3.5	3.7	3.7
Telecommunication
Services	3.2	3.7	3.6
Utilities	4.0	4.4	4.4

Ten Largest Holdings[6] (% of total net assets)

ExxonMobil Corp.	integrated oil
	and gas	4.0%
Chevron Corp.	integrated oil
	and gas	2.1
International Business	computer
Machines Corp.	hardware	2.1
Wal-Mart Stores, Inc.	hypermarkets and
	super centers	1.7
Cisco Systems, Inc.	communications
	equipment	1.7
The Procter & Gamble Co.	household products	1.7
Johnson & Johnson	pharmaceuticals	1.7
Microsoft Corp.	systems software	1.7
Intel Corp.	semiconductors	1.5
AT&T Inc.	integrated
	telecommunication
	services	1.3
Top Ten		19.5%

Volatility Measures[7]
	Fund Versus	Fund Versus
	Comparative Index[1]	Broad Index[2]
R-Squared	1.00	1.00
Beta	1.00	1.00

Investment Focus

1 Russell 3000 Index.

2 Dow Jones Wilshire 5000 Index.

3 30-day SEC yield for the fund; annualized dividend yield for the indexes. See the Glossary.

4 Annualized.

5 The expense ratios shown are from the prospectus dated January 23, 2009, and represent estimated costs for the current fiscal year based on the fund’s current net assets. For the six months ended March 31, 2009, the annualized expense ratios were 0.25% for Institutional Shares and 0.16% for Institutional Plus Shares.

6 “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

7 For an explanation of R-squared, beta, and other terms used here, see the Glossary.

Structured Broad Market Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): May 3, 2004–March 31, 2009

Total Returns: Periods Ended March 31, 2009
			Since
	Inception Date	One Year	Inception[1]
Institutional Shares	11/30/2006	–39.57%	–21.42%
Institutional Plus Shares	5/03/2004	–39.53	–4.88

1 The fund commenced operations as a registered investment company on October 3, 2006. The fund’s performance includes the performance of a predecessor trust, Vanguard Fiduciary Trust Company Structured Broad Market Trust, from May 3, 2004, to October 3, 2006. Performance for the fund is calculated since the following inception dates: May 3, 2004, for Institutional Plus Shares; November 30, 2006, for Institutional Shares.

2 Six months ended March 31, 2009.

Note: See Financial Highlights tables for dividend and capital gains information.

Structured Broad Market Fund

Financial Statements (unaudited)

Statement of Net Assets

As of March 31, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (10.5%)
	McDonald’s Corp.	30,431	1,661
	Comcast Corp. Class A	117,291	1,600
	Home Depot, Inc.	47,320	1,115
	Lowe’s Cos., Inc.	59,770	1,091
	The Gap, Inc.	71,000	922
	VF Corp.	13,400	765
*	DIRECTV Group, Inc.	31,700	722
*	AutoZone Inc.	4,200	683
	Ross Stores, Inc.	17,900	642
*	Big Lots Inc.	29,000	603
	Polo Ralph Lauren Corp.	13,900	587
	NIKE, Inc. Class B	11,220	526
	The Walt Disney Co.	28,090	510
	Omnicom Group Inc.	19,960	467
	News Corp., Class A	70,190	465
	H & R Block, Inc.	22,500	409
	Darden Restaurants Inc.	11,300	387
*	Jarden Corp.	30,200	383
*	Aeropostale, Inc.	14,350	381
*	Amazon.com, Inc.	4,953	364
	WABCO Holdings Inc.	28,200	347
*	Pre-Paid Legal Services, Inc.	11,300	328
	Limited Brands, Inc.	36,000	313
	Wyndham Worldwide Corp.	74,300	312
	Autoliv, Inc.	16,200	301
	Comcast Corp.
	Special Class A	22,000	283
*	CEC Entertainment Inc.	10,504	272
	KB Home	20,500	270
*	DISH Network Corp.	23,750	264
*	Dollar Tree, Inc.	5,900	263
*	Interpublic Group
	of Cos., Inc.	62,900	259
	Time Warner Inc.	12,996	251
*	Urban Outfitters, Inc.	14,500	237
	Tim Hortons, Inc.	7,800	198
	RadioShack Corp.	22,600	194
*	The Warnaco Group, Inc.	7,700	185

			Market
			Value•
		Shares	($000)
	Cablevision Systems NY
	Group Class A	13,600	176
*	Apollo Group, Inc. Class A	2,200	172
*	WMS Industries, Inc.	8,000	167
*	Viacom Inc. Class B	9,495	165
	Target Corp.	4,490	154
*	Bally Technologies Inc.	7,800	144
	Black & Decker Corp.	4,200	133
*	Sally Beauty Co. Inc.	22,800	130
*	Ford Motor Co.	49,062	129
	Yum! Brands, Inc.	4,400	121
*	Collective Brands, Inc.	12,000	117
	D. R. Horton, Inc.	11,800	114
*	Liberty Media Corp.	5,500	110
	Sherwin-Williams Co.	2,100	109
	Royal Caribbean
	Cruises, Ltd.	13,600	109
	Pulte Homes, Inc.	9,400	103
	International Speedway Corp.	4,500	99
	Service Corp. International	26,400	92
	Whirlpool Corp.	3,100	92
*	Time Warner Cable Inc.	3,262	81
	Brinker International, Inc.	3,900	59
	Advance Auto Parts, Inc.	1,300	53
	The McGraw-Hill Cos., Inc.	2,300	53
	Centex Corp.	7,000	52
*	Exide Technologies	13,800	41
	Polaris Industries, Inc.	1,700	36
*	Overstock.com, Inc.	3,700	34
	The Buckle, Inc.	1,000	32
*	JAKKS Pacific, Inc.	2,200	27
*	GameStop Corp. Class A	900	25
	Tupperware Brands Corp.	1,400	24
	Snap-On Inc.	900	23
	Foot Locker, Inc.	2,100	22
			21,558
Consumer Staples (10.5%)
	Wal-Mart Stores, Inc.	66,065	3,442
	The Procter & Gamble Co.	72,951	3,435
	The Coca-Cola Co.	38,690	1,700

Structured Broad Market Fund

			Market
			Value•
		Shares	($000)
	Philip Morris International Inc.	33,250	1,183
	Altria Group, Inc.	66,850	1,071
	CVS Caremark Corp.	37,536	1,032
	Archer-Daniels-Midland Co.	35,100	975
	PepsiCo, Inc.	18,830	969
	Kraft Foods Inc.	40,856	911
	H.J. Heinz Co.	25,700	850
	The Kroger Co.	36,400	772
	General Mills, Inc.	14,200	708
	Lorillard, Inc.	10,900	673
	Kellogg Co.	16,000	586
	Safeway, Inc.	29,000	586
	ConAgra Foods, Inc.	29,800	503
	Colgate-Palmolive Co.	8,430	497
*	Dr. Pepper Snapple
	Group, Inc.	22,300	377
*	Energizer Holdings, Inc.	6,700	333
	The Pepsi Bottling Group, Inc.	9,400	208
	Sysco Corp.	7,100	162
	Reynolds American Inc.	3,640	131
	Bunge Ltd.	2,000	113
	Costco Wholesale Corp.	2,370	110
	Alberto-Culver Co.	2,900	66
	Nash-Finch Co.	1,689	47
	Corn Products
	International, Inc.	1,700	36
	Herbalife Ltd.	2,300	35
	Cal-Maine Foods, Inc.	1,400	31
			21,542
Energy (12.4%)
	ExxonMobil Corp.	121,820	8,296
	Chevron Corp.	65,165	4,382
	Occidental Petroleum Corp.	24,840	1,382
	ConocoPhillips Co.	27,600	1,081
	Marathon Oil Corp.	40,840	1,074
	Anadarko Petroleum Corp.	20,740	807
	Apache Corp.	12,540	804
	Valero Energy Corp.	36,392	651
	EOG Resources, Inc.	10,800	591
	Noble Energy, Inc.	10,200	550
	Murphy Oil Corp.	10,500	470
	El Paso Corp.	70,300	439
	Peabody Energy Corp.	15,400	386
	Noble Corp.	15,000	361
	ENSCO International, Inc.	13,130	347
	Schlumberger Ltd.	8,100	329
	Williams Cos., Inc.	28,500	324
*	Southwestern Energy Co.	10,500	312
	Devon Energy Corp.	6,813	305
	Chesapeake Energy Corp.	17,700	302
	CONSOL Energy, Inc.	11,300	285
*	Clayton Williams Energy, Inc.	7,100	208
*	Mariner Energy Inc.	21,600	167
	Sunoco, Inc.	5,800	154
	Tesoro Corp.	10,600	143

			Market
			Value•
		Shares	($000)
*	National Oilwell Varco Inc.	4,900	141
*	Dresser Rand Group, Inc.	6,300	139
*	Bristow Group, Inc.	5,900	126
	Tidewater Inc.	3,000	111
*	Double Eagle
	Petroleum Co.	17,200	89
	Frontline Ltd.	5,000	87
	Ship Finance
	International Ltd.	13,100	86
	Foundation Coal
	Holdings, Inc.	4,200	60
*	Cal Dive International, Inc.	8,800	60
*	Oil States International, Inc.	4,200	56
	Southern Union Co.	3,700	56
*	Alpha Natural Resources, Inc.	2,800	50
*	PHI Inc. Non-Voting Shares	4,800	48
	Diamond Offshore
	Drilling, Inc.	600	38
*	Encore Acquisition Co.	1,600	37
*	McMoRan Exploration Co.	5,400	25
	Massey Energy Co.	1,900	19
			25,378
Financials (12.9%)
	JPMorgan Chase & Co.	68,236	1,814
	Morgan Stanley	52,250	1,190
	Wells Fargo & Co.	75,010	1,068
	The Chubb Corp.	25,070	1,061
	Bank of New York
	Mellon Corp.	36,791	1,039
	U.S. Bancorp	70,150	1,025
	The Goldman Sachs
	Group, Inc.	9,311	987
	Aon Corp.	22,300	910
	State Street Corp.	28,100	865
	Progressive Corp. of Ohio	60,300	810
	AFLAC Inc.	39,640	767
	The Travelers Cos., Inc.	18,600	756
	Northern Trust Corp.	12,200	730
	Bank of America Corp.	97,445	665
	BB&T Corp.	35,080	594
	Hudson City Bancorp, Inc.	47,400	554
*	TD Ameritrade
	Holding Corp.	39,216	542
	Unum Group	42,300	529
	Charles Schwab Corp.	31,600	490
	Ameriprise Financial, Inc.	23,600	484
	PNC Financial
	Services Group	15,518	454
	Axis Capital Holdings Ltd.	18,400	415
	New York Community
	Bancorp, Inc.	35,000	391
*	Knight Capital Group, Inc.
	Class A	26,300	388
	Capital One Financial Corp.	28,860	353
	American Financial Group, Inc.	21,300	342

Structured Broad Market Fund

			Market
			Value•
		Shares	($000)
	Bank of Hawaii Corp.	9,600	317
*	Nasdaq OMX Group, Inc.	15,756	308
	CME Group, Inc.	1,200	296
	Discover Financial Services	45,400	286
	Mid-America Apartment
	Communities, Inc. REIT	9,000	277
	BOK Financial Corp.	7,700	266
	Highwood Properties, Inc.
	REIT	12,129	260
	Simon Property Group, Inc.
	REIT	6,956	241
	SunTrust Banks, Inc.	18,000	211
	Cullen/Frost Bankers, Inc.	4,400	206
	FirstMerit Corp.	10,900	198
	HCP, Inc. REIT	11,100	198
	Marsh & McLennan Cos., Inc.	9,600	194
	NYSE Euronext	10,800	193
	Washington REIT	11,000	190
	Vornado Realty Trust REIT	5,693	189
	Kilroy Realty Corp. REIT	11,000	189
	Sun Communities, Inc. REIT	15,600	185
	American Express Co.	13,420	183
	First Horizon National Corp.	16,700	179
	Senior Housing
	Properties Trust REIT	12,500	175
	Federated Investors, Inc.	7,800	174
	MetLife, Inc.	7,500	171
	Sovran Self Storage, Inc. REIT	8,300	167
	Associated Estates
	Realty Corp. REIT	29,300	166
	PS Business Parks, Inc. REIT	4,400	162
*	The St. Joe Co.	9,400	157
	Plum Creek Timber
	Co. Inc. REIT	5,300	154
	Raymond James
	Financial, Inc.	7,800	154
*	Interactive Brokers Group, Inc.	8,600	139
	The Hanover Insurance
	Group Inc.	4,800	138
	Hospitality Properties
	Trust REIT	10,800	130
*	Nelnet, Inc.	13,900	123
	Aspen Insurance
	Holdings Ltd.	4,400	99
	First BanCorp Puerto Rico	20,800	89
	Reinsurance Group
	of America, Inc.	2,572	83
	Extra Space Storage Inc. REIT	14,800	82
	Healthcare Realty Trust Inc. REIT	5,000	75
	Lincoln National Corp.	8,000	53
	Prudential Financial, Inc.	2,340	44
*	CNA Surety Corp.	2,000	37
	U-Store-It Trust REIT	15,500	31
	Odyssey Re Holdings Corp.	800	30

			Market
			Value•
		Shares	($000)
	Torchmark Corp.	900	24
	Parkway Properties Inc. REIT	2,200	23
	Pennsylvania REIT	6,100	22
	Host Hotels & Resorts Inc.
	REIT	4,700	18
	Suffolk Bancorp	600	16
	Citigroup Inc.	6,152	16
			26,541
Health Care (14.4%)
	Johnson & Johnson	64,907	3,414
	Pfizer Inc.	148,835	2,027
*	Amgen Inc.	40,015	1,982
	Bristol-Myers Squibb Co.	85,730	1,879
	Abbott Laboratories	39,000	1,860
	Covidien Ltd.	34,300	1,140
	Baxter International, Inc.	19,260	987
*	Biogen Idec Inc.	18,800	986
	Eli Lilly & Co.	29,220	976
	Merck & Co., Inc.	34,910	934
	Wyeth	20,340	875
*	WellPoint Inc.	21,850	830
*	Gilead Sciences, Inc.	14,680	680
*	Express Scripts Inc.	14,600	674
	Quest Diagnostics, Inc.	14,100	669
*	Myriad Genetics, Inc.	13,200	600
*	Watson
	Pharmaceuticals, Inc.	18,800	585
	McKesson Corp.	15,200	533
*	Laboratory Corp. of
	America Holdings	8,900	521
	AmerisourceBergen Corp.	15,900	519
*	DaVita, Inc.	10,300	453
*	Gen-Probe Inc.	9,800	447
	Omnicare, Inc.	17,400	426
*	Warner Chilcott Ltd.	37,500	395
*	AMERIGROUP Corp.	13,100	361
*	Maxygen Inc.	50,700	345
	Cooper Cos., Inc.	12,700	336
*	Thermo Fisher
	Scientific, Inc.	9,200	328
*	Mylan Inc.	23,400	314
*	Isis Pharmaceuticals, Inc.	20,030	301
	CIGNA Corp.	17,000	299
	Becton, Dickinson & Co.	4,420	297
*	Cubist Pharmaceuticals, Inc.	16,400	268
*	Endo Pharmaceuticals
	Holdings, Inc.	13,000	230
*	CONMED Corp.	15,500	223
	Beckman Coulter, Inc.	4,100	209
*	Nabi Biopharmaceuticals	53,900	199
*	Albany Molecular Research, Inc.	20,200	191
	Schering-Plough Corp.	7,410	175
	UnitedHealth Group Inc.	8,175	171
*	Medco Health Solutions, Inc.	3,585	148
*	Lincare Holdings, Inc.	6,000	131

Structured Broad Market Fund

			Market
			Value•
		Shares	($000)
*	OSI Pharmaceuticals, Inc.	3,400	130
*,^	Acura Pharmaceuticals Inc.	16,400	105
	Medtronic, Inc.	3,030	89
*	HealthSouth Corp.	9,700	86
*	Cephalon, Inc.	1,100	75
	Universal Health
	Services Class B	1,600	61
*	Idera Pharmaceuticals, Inc.	5,000	32
*	Questcor Pharmaceuticals, Inc.	4,900	24
*	Accelrys Inc.	5,900	23
*	Community Health
	Systems, Inc.	1,200	18
			29,561
Industrials (10.0%)
	General Electric Co.	189,780	1,919
	United Technologies Corp.	42,140	1,811
	General Dynamics Corp.	28,000	1,165
	Union Pacific Corp.	23,100	950
	Lockheed Martin Corp.	12,650	873
	Honeywell International Inc.	29,424	820
	Waste Management, Inc.	31,300	801
	Norfolk Southern Corp.	23,600	796
	Raytheon Co.	18,000	701
	The Boeing Co.	19,660	699
	Northrop Grumman Corp.	15,830	691
	Goodrich Corp.	17,300	655
	Fluor Corp.	15,400	532
	3M Co.	10,130	504
	ITT Industries, Inc.	13,000	500
	L-3 Communications
	Holdings, Inc.	7,100	481
	Dover Corp.	16,900	446
	Flowserve Corp.	7,500	421
	Cooper Industries, Inc.
	Class A	15,400	398
	Parker Hannifin Corp.	11,400	387
	Burlington Northern
	Santa Fe Corp.	6,270	377
	Joy Global Inc.	17,700	377
	J.B. Hunt Transport
	Services, Inc.	14,800	357
*	EMCOR Group, Inc.	19,600	337
	Pitney Bowes, Inc.	14,300	334
*	AGCO Corp.	17,000	333
	Ryder System, Inc.	9,700	275
	CSX Corp.	10,437	270
	GATX Corp.	12,320	249
	Bucyrus International, Inc.	16,100	244
*	Jacobs Engineering
	Group Inc.	6,300	244
	Watson Wyatt & Co. Holdings	4,300	212
	Robbins & Myers, Inc.	13,500	205
	The Dun & Bradstreet Corp.	2,100	162
	Expeditors International of Washington, Inc.	4,500	127

			Market
			Value•
		Shares	($000)
	Emerson Electric Co.	4,140	118
	Deere & Co.	3,500	115
*	GrafTech International Ltd.	17,700	109
	Ameron International Corp.	1,700	90
	The Timken Co.	5,500	77
*	TBS International Ltd.	9,400	69
*	Alliant Techsystems, Inc.	1,000	67
	Genco Shipping and
	Trading Ltd.	4,300	53
*	EnerSys	3,500	42
	Apogee Enterprises, Inc.	3,700	41
			20,434
Information Technology (18.4%)
	International Business
	Machines Corp.	43,942	4,258
*	Cisco Systems, Inc.	205,050	3,439
	Microsoft Corp.	185,597	3,409
	Intel Corp.	198,490	2,987
	Hewlett-Packard Co.	79,599	2,552
*	Apple Inc.	22,620	2,378
*	Google Inc.	3,490	1,215
*	Symantec Corp.	67,200	1,004
*	Oracle Corp.	55,248	998
	Accenture Ltd.	35,900	987
	Automatic Data
	Processing, Inc.	22,480	790
*	Computer Sciences Corp.	19,500	718
*	Juniper Networks, Inc.	46,800	705
	Visa Inc.	12,500	695
*	Affiliated Computer
	Services, Inc. Class A	12,000	575
	Analog Devices, Inc.	28,600	551
	Texas Instruments, Inc.	32,270	533
*	Metavante Technologies	26,400	527
*	Western Digital Corp.	26,600	514
*	Multi-Fineline Electronix, Inc.	30,200	509
	Western Union Co.	36,100	454
*	eBay Inc.	34,910	438
*	QLogic Corp.	38,000	423
*	EMC Corp.	33,730	385
*	Skyworks Solutions, Inc.	47,300	381
*	EarthLink, Inc.	58,000	381
*	Alliance Data Systems Corp.	10,200	377
	QUALCOMM Inc.	9,520	370
*	Genpact, Ltd.	39,300	348
*	Sohu.com Inc.	7,500	310
*	Ceva, Inc.	40,300	293
*	Teradata Corp.	17,600	286
*	MEMC Electronic Materials, Inc.	16,720	276
*	Sybase, Inc.	8,462	256
*	Hewitt Associates, Inc.	8,400	250
	Altera Corp.	12,500	219
*	RadiSys Corp.	36,000	218
*	Lexmark International, Inc.	12,800	216
*	LSI Corp.	68,800	209

Structured Broad Market Fund

			Market
			Value•
		Shares	($000)
*	Dolby Laboratories Inc.	5,600	191
	CA, Inc.	10,100	178
*	Marvell Technology
	Group Ltd.	19,400	178
*	NCR Corp.	21,900	174
*	Adobe Systems, Inc.	8,100	173
*	PC Mall, Inc.	34,600	157
*	Broadcom Corp.	7,800	156
*	NVE Corp.	4,900	141
*	Plexus Corp.	9,900	137
	Xilinx, Inc.	6,900	132
	Black Box Corp.	5,500	130
	Broadridge Financial
	Solutions LLC	6,100	114
*	Mettler-Toledo
	International Inc.	2,100	108
*	TIBCO Software Inc.	16,400	96
	National Semiconductor Corp.	6,200	64
*	Harmonic, Inc.	8,300	54
	Diebold, Inc.	2,300	49
*	Quest Software, Inc.	2,100	27
*	Solera Holdings, Inc.	900	22
	Daktronics, Inc.	2,900	19
*	Integrated Device
	Technology Inc.	3,600	16
			37,750
Materials (3.5%)
	Monsanto Co.	18,426	1,531
	E.I. du Pont de
	Nemours & Co.	58,980	1,317
	Praxair, Inc.	13,600	915
	The Mosaic Co.	19,800	831
	Dow Chemical Co.	57,120	481
	Eastman Chemical Co.	12,100	324
	Reliance Steel &
	Aluminum Co.	10,300	271
	United States Steel Corp.	12,100	256
	FMC Corp.	5,600	242
*	Owens-Illinois, Inc.	16,700	241
	Celanese Corp. Series A	11,500	154
	Ball Corp.	3,500	152
	Terra Industries, Inc.	4,070	114
	Rock-Tenn Co.	4,200	114
	Innophos Holdings Inc.	8,500	96
	Cliffs Natural Resources Inc.	4,900	89
*	Pactiv Corp.	4,400	64
	Glatfelter	9,100	57
			7,249
Other (0.1%)
2	Miscellaneous Securities		110

Telecommunication Services (3.2%)
	AT&T Inc.	107,929	2,720
	Verizon Communications Inc.	70,557	2,131
	Embarq Corp.	12,342	467

			Market
			Value•
		Shares	($000)
*	Premiere Global
	Services, Inc.	49,600	437
*	American Tower Corp.
	Class A	11,300	344
	NTELOS Holdings Corp.	12,300	223
	Windstream Corp.	21,938	177
*	Syniverse Holdings Inc.	7,900	125
			6,624
Utilities (3.9%)
	Dominion Resources, Inc.	30,900	957
	FirstEnergy Corp.	24,500	946
	Sempra Energy	15,000	694
	Entergy Corp.	9,400	640
	Duke Energy Corp.	42,890	614
	Edison International	18,840	543
	American Electric
	Power Co., Inc.	21,200	535
	FPL Group, Inc.	9,733	494
	CenterPoint Energy Inc.	43,300	452
	Exelon Corp.	9,640	437
*	NRG Energy, Inc.	16,700	294
	NiSource, Inc.	25,700	252
	IDACORP, Inc.	10,000	234
	Public Service
	Enterprise Group, Inc.	6,900	203
	DTE Energy Co.	6,600	183
	CMS Energy Corp.	11,900	141
	Vectren Corp.	6,500	137
*	AES Corp.	18,500	107
*	Mirant Corp.	8,300	95
	SCANA Corp.	2,971	92
	UGI Corp. Holding Co.	1,400	33
	Pepco Holdings, Inc.	2,600	32
			8,115
Total Common Stocks
(Cost $265,807)			204,862
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.2%)
3,4	Vanguard Market
	Liquidity Fund, 0.440%	345,663	346

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.1%)
5,6	Federal Home Loan
	Mortgage Corp.,
	1.206%, 4/30/09	300	300
Total Temporary Cash Investments
(Cost $644)			646
Total Investments (100.1%)
(Cost $266,451)			205,508

Structured Broad Market Fund

Market
Value•
($000)
Other Assets and Liabilities (–0.1%)
Other Assets	696
Liabilities[4]	(957)
(261)
Net Assets (100%)	205,247

At March 31, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	351,183
Undistributed Net Investment Income	1,098
Accumulated Net Realized Losses	(86,077)
Unrealized Appreciation (Depreciation)
Investment Securities	(60,943)
Futures Contracts	(14)
Net Assets	205,247

Institutional Shares—Net Assets
Applicable to 198,200 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,836
Net Asset Value Per Share—
Institutional Shares	$14.31

Institutional Plus Shares—Net Assets
Applicable to 7,082,840 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	202,411
Net Asset Value Per Share—
Institutional Plus Shares	$28.58

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. The total value of securities on loan is $100,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.

2 Securities representing up to 5% of the market value of unaffiliated securities are permitted to be combined and reported as “miscellaneous securities” provided that they have been held for less than one year and not previously reported by name.

3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

4 Includes $109,000 of collateral received for securities on loan.

5 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.

6 Securities with a value of $300,000 have been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

Structured Broad Market Fund

Statement of Operations

Six Months Ended
March 31, 2009
($000)
Investment Income
Income
Dividends	2,594
Interest[1]	54
Security Lending	8
Total Income	2,656
Expenses
The Vanguard Group—Note B
Investment Advisory Services	90
Management and Administrative—Institutional Shares	2
Management and Administrative—Institutional Plus Shares	20
Marketing and Distribution—Institutional Shares	—
Marketing and Distribution—Institutional Plus Shares	33
Custodian Fees	14
Auditing Fees	1
Shareholders’ Reports—Institutional Shares	—
Shareholders’ Reports—Institutional Plus Shares	—
Total Expenses	160
Net Investment Income	2,496
Realized Net Gain (Loss)
Investment Securities Sold	(57,713)
Futures Contracts	(900)
Realized Net Gain (Loss)	(58,613)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(26,704)
Futures Contracts	48
Change in Unrealized Appreciation (Depreciation)	(26,656)
Net Increase (Decrease) in Net Assets Resulting from Operations	(82,773)

1 Interest income from an affiliated company of the fund was $54,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Structured Broad Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	March 31,	September 30,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,496	5,107
Realized Net Gain (Loss)	(58,613)	(26,908)
Change in Unrealized Appreciation (Depreciation)	(26,656)	(50,836)
Net Increase (Decrease) in Net Assets Resulting from Operations	(82,773)	(72,637)
Distributions
Net Investment Income
Institutional Shares	(76)	(137)
Institutional Plus Shares	(5,098)	(3,225)
Realized Capital Gain[1]
Institutional Shares	—	(210)
Institutional Plus Shares	—	(4,456)
Total Distributions	(5,174)	(8,028)
Capital Share Transactions
Institutional Shares	76	(7,621)
Institutional Plus Shares	40,654	41,977
Net Increase (Decrease) from Capital Share Transactions	40,730	34,356
Total Increase (Decrease)	(47,217)	(46,309)
Net Assets
Beginning of Period	252,464	298,773
End of Period[2]	205,247	252,464

1 Includes fiscal 2008 short-term gain distributions totaling $239,000. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

2 Net Assets—End of Period includes undistributed net investment income of $1,098,000 and $3,776,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Structured Broad Market Fund

Financial Highlights

Institutional Shares
	Six Months	Year	Nov. 30,
	Ended	Ended	2006[1] to
	March 31,	Sept. 30,	Sept. 30,
For a Share Outstanding Throughout Each Period	2009	2008	2007
Net Asset Value, Beginning of Period	$21.53	$28.67	$26.59
Investment Operations
Net Investment Income	.185[2]	.402	.361[2]
Net Realized and Unrealized Gain (Loss) on Investments	(7.013)	(6.833)	1.930
Total from Investment Operations	(6.828)	(6.431)	2.291
Distributions
Dividends from Net Investment Income	(.392)	(.280)	(.116)
Distributions from Realized Capital Gains	—	(.429)	(.095)
Total Distributions	(.392)	(.709)	(.211)
Net Asset Value, End of Period	$14.31	$21.53	$28.67

Total Return	–31.93%	–22.95%	8.68%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3	$4	$14
Ratio of Total Expenses to Average Net Assets	0.25%[3]	0.20%	0.25%[3]
Ratio of Net Investment Income to Average Net Assets	2.41%[3]	1.72%	1.55%[3]
Portfolio Turnover Rate	77%[3]	70%	66%

1 Inception.

2 Calculated based on average shares outstanding.

3 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Structured Broad Market Fund

Financial Highlights

Institutional Plus Shares
	Six Months	Year	Oct. 3,
	Ended	Ended	2006[1] to
	March 31,	Sept. 30,	Sept. 30,
For a Share Outstanding Throughout Each Period	2009	2008	2007
Net Asset Value, Beginning of Period	$43.07	$57.39	$50.00
Investment Operations
Net Investment Income	.384[2]	.873	.904[2]
Net Realized and Unrealized Gain (Loss) on Investments	(14.025)	(13.714)	6.910
Total from Investment Operations	(13.641)	(12.841)	7.814
Distributions
Dividends from Net Investment Income	(.849)	(.621)	(.234)
Distributions from Realized Capital Gains	—	(.858)	(.190)
Total Distributions	(.849)	(1.479)	(.424)
Net Asset Value, End of Period	$28.58	$43.07	$57.39

Total Return	–31.91%	–22.91%	15.69%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$202	$248	$285
Ratio of Total Expenses to Average Net Assets	0.16%[3]	0.12%	0.15%[3]
Ratio of Net Investment Income to Average Net Assets	2.50%[3]	1.80%	1.65%[3]
Portfolio Turnover Rate	77%[3]	70%	66%

1 Commencement of operations as a registered investment company.

2 Calculated based on average shares outstanding.

3 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Structured Broad Market Fund

Notes to Financial Statements

Vanguard Structured Broad Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Institutional Shares and Institutional Plus Shares. Institutional Shares are available to investors who invest a minimum amount of $5 million. Institutional Plus Shares are available to investors who invest a minimum amount of $200 million ($100 million for investors with total Vanguard investments of at least $1 billion).

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended September 30, 2007–2008) and for the period ended March 31, 2009, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

Structured Broad Market Fund

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At March 31, 2009, the fund had contributed capital of $53,000 to Vanguard (included in Other Assets), representing 0.03% of the fund’s net assets and 0.02% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2008, the fund had available realized losses of $27,520,000 to offset future net capital gains through September 30, 2017. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2009; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At March 31, 2009, the cost of investment securities for tax purposes was $266,451,000. Net unrealized depreciation of investment securities for tax purposes was $60,943,000, consisting of unrealized gains of $4,335,000 on securities that had risen in value since their purchase and $65,278,000 in unrealized losses on securities that had fallen in value since their purchase.

At March 31, 2009, the aggregate settlement value of open futures contracts expiring in June 2009 and the related unrealized appreciation (depreciation) were:

($000)
	Number of	Aggregate	Unrealized
	Long (Short)	Settlement	Appreciation
Futures Contracts	Contracts	Value	(Depreciation)
E-mini S&P 500 Index	10	397	(14)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Structured Broad Market Fund

D. During the six months ended March 31, 2009, the fund purchased $117,034,000 of investment securities and sold $78,686,000 of investment securities, other than temporary cash investments.

E. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
	March 31, 2009		September 30, 2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	—	—	—	—
Issued in Lieu of Cash Distributions	76	5	347	13
Redeemed	—	—	(7,968)	(308)
Net Increase (Decrease)—Institutional Shares	76	5	(7,621)	(295)
Institutional Plus Shares
Issued	38,778	1,259	58,835	1,175
Issued in Lieu of Cash Distributions	1,876	58	3,142	58
Redeemed	—	—	(20,000)	(429)
Net Increase (Decrease)—Institutional Plus Shares	40,654	1,317	41,977	804

F. In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements.

The various inputs that may be used to determine the value of the fund’s investments are summarized in three broad levels. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of March 31, 2009, based on the inputs used to value them:

	Investments	Futures
	in Securities	Contracts
Valuation Inputs	($000)	($000)
Level 1—Quoted prices	205,208	(14)
Level 2—Other significant observable inputs	300	—
Level 3—Significant unobservable inputs	—	—
Total	205,508	(14)

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended March 31, 2009
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	9/30/2008	3/31/2009	Period[1]
Based on Actual Fund Return
Structured Large-Cap Equity
Institutional Shares	$1,000.00	$683.12	$1.01
Institutional Plus Shares	1,000.00	683.74	0.67
Structured Large-Cap Growth
Institutional Shares	$1,000.00	$730.91	$1.04
Institutional Plus Shares	1,000.00	731.51	0.69
Structured Large-Cap Value
Institutional Plus Shares	$1,000.00	$642.70	$0.66
Structured Broad Market
Institutional Shares	$1,000.00	$680.70	$1.05
Institutional Plus Shares	1,000.00	680.94	0.67
Based on Hypothetical 5% Yearly Return
Structured Large-Cap Equity
Institutional Shares	$1,000.00	$1,023.73	$1.21
Institutional Plus Shares	1,000.00	1,024.13	0.81
Structured Large-Cap Growth
Institutional Shares	$1,000.00	$1,023.73	$1.21
Institutional Plus Shares	1,000.00	1,024.13	0.81
Structured Large-Cap Value
Institutional Plus Shares	$1,000.00	$1,024.13	$0.81
Structured Broad Market
Institutional Shares	$1,000.00	$1,023.68	$1.26
Institutional Plus Shares	1,000.00	1,024.13	0.81

1 The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are 0.24% for the Structured Large-Cap Equity Fund Institutional Shares, 0.16% for the Institutional Plus Shares; 0.24% for the Structured Large-Cap Growth Fund Institutional Shares, 0.16% for the Institutional Plus Shares; 0.16% for the Structured Large-Cap Value Fund Institutional Plus Shares; 0.25% for the Structured Broad Market Fund Institutional Shares, 0.16% for the Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Structured Large-Cap Equity Fund, Structured Large-Cap Growth Fund, Structured Large-Cap Value Fund, and Structured Broad Market Fund has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Quantitative Equity Group—serves as the investment advisor for the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether or not the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of each fund’s investment management since its inception, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than 25 years. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985. Mr. Sauter has led the Quantitative Equity Group since 1987. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each fund’s advisory arrangement.

Investment performance

The board considered the performance of each fund since its inception, including any periods of outperformance or underperformance of the relevant benchmark and peer group. The board concluded that the advisor has carried out each fund’s investment strategy in disciplined fashion, and that performance results have been within competitive norms. Information about the funds’ most recent performance can be found on the Performance Summary pages of this report.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group. The board noted that each fund’s advisory expenses were also well below the peer-group average. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that each fund’s low-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 157 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Chairman of the Board and Interested Trustee	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
Occupation(s) During the Past Five Years: Chairman
John J. Brennan[1]	and Chief Executive Officer of Rohm and Haas Co.
Born 1954. Trustee Since May 1987. Chairman of	(chemicals); President of Rohm and Haas Co.
the Board. Principal Occupation(s) During the Past Five	(2006–2008); Board Member of American Chemistry
Years: Chairman of the Board and Director/Trustee of	Council; Director of Tyco International, Ltd. (diversified
The Vanguard Group, Inc., and of each of the investment	manufacturing and services) and Hewlett-Packard Co.
companies served by The Vanguard Group; Chief	(electronic computer manufacturing); Trustee of The
Executive Officer and President of The Vanguard Group	Conference Board.
and of each of the investment companies served by The
Vanguard Group (1996–2008).
Amy Gutmann
Born 1949. Trustee Since June 2006. Principal
Independent Trustees	Occupation(s) During the Past Five Years: President of
the University of Pennsylvania; Christopher H. Browne
Distinguished Professor of Political Science in the School
Charles D. Ellis	of Arts and Sciences with Secondary Appointments
Born 1937. Trustee Since January 2001. Principal	at the Annenberg School for Communication and the
Occupation(s) During the Past Five Years: Applecore	Graduate School of Education of the University of
Partners (pro bono ventures in education); Senior	Pennsylvania; Director of Carnegie Corporation of
Advisor to Greenwich Associates (international business	New York, Schuylkill River Development Corporation,
strategy consulting); Successor Trustee of Yale University;	and Greater Philadelphia Chamber of Commerce;
Overseer of the Stern School of Business at New York	Trustee of the National Constitution Center.
University; Trustee of the Whitehead Institute for
Biomedical Research.
JoAnn Heffernan Heisen
Born 1950. Trustee Since July 1998. Principal
Emerson U. Fullwood	Occupation(s) During the Past Five Years: Retired
Born 1948. Trustee Since January 2008. Principal	Corporate Vice President, Chief Global Diversity Officer,
Occupation(s) During the Past Five Years: Retired	and Member of the Executive Committee of Johnson &
Executive Chief Staff and Marketing Officer for North	Johnson (pharmaceuticals/consumer products); Vice
America and Corporate Vice President of Xerox	President and Chief Information Officer (1997–2005)
Corporation (photocopiers and printers); Director of	of Johnson & Johnson; Director of the University
SPX Corporation (multi-industry manufacturing), the	Medical Center at Princeton and Women’s Research
United Way of Rochester, the Boy Scouts of America,	and Education Institute.
Amerigroup Corporation (direct health and medical
insurance carriers), and Monroe Community College
Foundation.

André F. Perold	F. William McNabb III[1]
Born 1952. Trustee Since December 2004. Principal	Born 1957. Chief Executive Officer Since August 2008.
Occupation(s) During the Past Five Years: George Gund	President Since March 2008. Principal Occupation(s)
Professor of Finance and Banking, Senior Associate	During the Past Five Years: Director of The Vanguard
Dean, and Director of Faculty Recruiting, Harvard	Group, Inc., since 2008; Chief Executive Officer and
Business School; Director and Chairman of UNX, Inc.	President of The Vanguard Group and of each of the
(equities trading firm); Chair of the Investment	investment companies served by The Vanguard Group
Committee of HighVista Strategies LLC (private	since 2008; Director of Vanguard Marketing Corporation;
investment firm).	Managing Director of The Vanguard Group (1995–2008).

Alfred M. Rankin, Jr.	Heidi Stam[1]
Born 1941. Trustee Since January 1993. Principal	Born 1956. Secretary Since July 2005. Principal
Occupation(s) During the Past Five Years: Chairman,	Occupation(s) During the Past Five Years: Managing
President, Chief Executive Officer, and Director of	Director of The Vanguard Group, Inc., since 2006;
NACCO Industries, Inc. (forklift trucks/housewares/	General Counsel of The Vanguard Group since 2005;
lignite); Director of Goodrich Corporation (industrial	Secretary of The Vanguard Group and of each of the
products/aircraft systems and services).	investment companies served by The Vanguard Group
since 2005; Director and Senior Vice President of
Vanguard Marketing Corporation since 2005; Principal
J. Lawrence Wilson	of The Vanguard Group (1997–2006).
Born 1936. Trustee Since April 1985. Principal
Occupation(s) During the Past Five Years: Retired
Chairman and Chief Executive Officer of Rohm and	Vanguard Senior Management Team
Haas Co. (chemicals); Director of Cummins Inc. (diesel
engines) and AmerisourceBergen Corp. (pharmaceutical
distribution); Trustee of Vanderbilt University and of	R. Gregory Barton	Michael S. Miller
Culver Educational Foundation.	Mortimer J. Buckley	James M. Norris
	Kathleen C. Gubanich	Glenn W. Reed
	Paul A. Heller	George U. Sauter
Executive Officers

Founder
Thomas J. Higgins[1]
Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five	John C. Bogle
Years: Principal of The Vanguard Group, Inc.; Chief	Chairman and Chief Executive Officer, 1974–1996
Financial Officer of each of the investment companies
served by The Vanguard Group since 2008; Treasurer
of each of the investment companies served by The
Vanguard Group (1998–2008).

Kathryn J. Hyatt[1]
Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal of
The Vanguard Group, Inc.; Treasurer of each of the
investment companies served by The Vanguard
Group since 2008; Assistant Treasurer of each of the
investment companies served by The Vanguard Group
(1988–2008).

1 These individuals are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.
Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036	You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
Text Telephone for People	and searching for “proxy voting guidelines,” or by
With Hearing Impairment > 800-952-3335	calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
This material may be used in conjunction	fund voted the proxies for securities it owned during
with the offering of shares of any Vanguard	the 12 months ended June 30. To get the report, visit
fund only if preceded or accompanied by	either www.vanguard.com or www.sec.gov.
the fund’s current prospectus.

You can review and copy information about your fund
CFA® is a trademark owned by CFA Institute.	at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
The funds or securities referred to herein are not	available on the SEC’s website, and you can receive
sponsored, endorsed, or promoted by MSCI, and MSCI	copies of this information, for a fee, by sending a
bears no liability with respect to any such funds or	request in either of two ways: via e-mail addressed to
securities. For any such funds or securities, the	publicinfo@sec.gov or via regular mail addressed to the
prospectus or the Statement of Additional Information	Public Reference Section, Securities and Exchange
contains a more detailed description of the limited	Commission, Washington, DC 20549-0102.
relationship MSCI has with The Vanguard Group and
any related funds.

Russell is a trademark of The Frank Russell Company.

© 2009 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q08702 052009

Item 2: Not Applicable.

Item 3: Not Applicable.

Item 4: Not Applicable.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a)	Code of Ethics.
(b)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD QUANTITATIVE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD QUANTITATIVE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: May 18, 2009

VANGUARD QUANTITATIVE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: May 18, 2009

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on January 18, 2008, see file Number 2-29601, Incorporated by Reference; and pursuant to a Power of Attorney filed on September 26, 2008, see File Number 2-47371, Incorporated by Reference.